UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5724

                        Oppenheimer Strategic Income Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                              (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


             Registrant's telephone number, including area code: (303) 768-3200
                                                                 --------------

                      Date of fiscal year end: September 30

           Date of reporting period: October 1, 2003 - March 31, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

 STATEMENT OF INVESTMENTS  March 31, 2004 / Unaudited
 -------------------------------------------------------------------------------

                                                                                         PRINCIPAL     MARKET VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--4.8%
--------------------------------------------------------------------------------------------------------------------
American Money Management Corp., Commercial Debt Obligations
Sub. Bonds, Series I, Cl. D1, 13.602%, 1/15/12 1                                    $    8,642,914   $    8,340,412
--------------------------------------------------------------------------------------------------------------------
Arbor I Ltd., Catastrophe Linked Nts., Series 2004-4, 15.11%, 3/15/06 2                    250,000          250,000
--------------------------------------------------------------------------------------------------------------------
Bank One Auto Securitization Trust, Automobile Receivable Certificates,
Series 2003-1, Cl. A2, 1.29%, 8/21/06                                                    7,070,000        7,076,965
--------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates, Series 2003-A,
Cl. A2, 1.45%, 11/25/05                                                                  6,645,665        6,654,988
--------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
Series 2003-2, Cl. A2A, 1.20%, 5/16/05                                                   5,877,278        5,881,282
--------------------------------------------------------------------------------------------------------------------
Caterpillar Financial Asset Trust, Equipment Loan Pass-Through
Certificates, Series 2003-A, Cl. A2, 1.25%, 10/25/05                                     4,163,045        4,166,067
--------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2003-A, Cl. AF1, 1.836%, 10/25/17                                                   850,449          850,958
Series 2003-B, Cl. AF1, 1.64%, 2/25/18                                                   1,679,270        1,679,669
Series 2003-C, Cl. AF1, 2.14%, 7/25/18                                                   7,607,343        7,626,214
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                                   3,851,743        3,860,413
--------------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity
Mtg. Obligations:
Series 2003-3, Cl. 1A1, 1.17%, 8/25/17 2                                                 3,316,524        3,317,962
Series 2003-4, Cl. 1A1, 1.21%, 9/25/17 2                                                 7,696,893        7,701,264
--------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2003-A, Cl. A2, 1.26%, 1/16/06                                                    2,777,606        2,780,022
Series 2003-B, Cl. A2, 1.287%, 3/15/06                                                   3,720,000        3,723,326
--------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2002-A3, Cl. A3, 4.40%, 5/15/07                                                   4,780,000        4,941,768
--------------------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized
Mtg. Obligations:
Series 2003-1, Cl. AF1, 1.94%, 1/25/33                                                   1,615,679        1,616,325
Series 2003-2, Cl. AF1, 1.19%, 5/25/33 2                                                 3,036,008        3,037,310
Series 2003-3, Cl. AF1, 1.21%, 8/25/33 1,2                                               4,721,703        4,723,559
--------------------------------------------------------------------------------------------------------------------
Conseco Finance Securitizations Corp., Manufactured Housing Contract
Sr. Sub. Pass-Through Certificates, Series 2000-2, Cl. M2, 10.32%, 12/1/30 1             4,093,535          534,718
--------------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 1                    15,000,000       16,023,161
--------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2002-B, Cl. A2, 2.20%, 4/6/05                                                        61,033           61,078
Series 2003-A, Cl. A2, 1.52%, 12/8/05                                                   13,960,000       13,987,352
Series 2003-B, Cl. A2, 1.61%, 7/8/06                                                    12,330,000       12,367,947
--------------------------------------------------------------------------------------------------------------------
DLJ Ltd., Collateralized Bond Obligations, Series 1A, Cl. C2, 11.96%,
4/15/11 1,3,4                                                                           15,000,000            1,500
--------------------------------------------------------------------------------------------------------------------
DVI Receivables Corp., Equipment Asset-Backed Certificates,
Series 2001-2, Cl. C, 4.405%, 11/11/09 1                                                 3,083,887        1,389,677
--------------------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Collateral Obligations,
Series 2000-A, Cl. B, 0.678%, 8/15/25 1,3,4                                              2,275,079            5,688


                     10 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL     MARKET VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2003-A, Cl. A2A, 1.62%, 8/15/05                                $    3,175,897   $    3,181,791
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized
Bond Obligations, Series 1A, Cl. D, 12.54%, 6/13/11 1                                    7,652,335        1,071,327
--------------------------------------------------------------------------------------------------------------------
Green Tree Financial Corp., Manufactured Housing Contract Sr. Sub.
Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29 1                       5,000,000        3,390,625
--------------------------------------------------------------------------------------------------------------------
Greenpoint Credit Manufactured Housing Contract Trust, Pass-Through
Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/20/31                                     5,214,000        2,350,388
--------------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.:
Series 2002-2, Cl. A1, 1.91%, 4/16/07                                                    2,193,851        2,199,421
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                                    9,105,434        9,126,954
--------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
Series 2003-1, Cl. A2, 1.46%, 9/19/05                                                    4,076,507        4,081,930
Series 2003-3, Cl. A2, 1.52%, 4/21/06                                                   15,520,000       15,553,230
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                                   11,000,000       11,030,143
--------------------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates,
Series 2003-2, Cl. A2, 1.56%, 12/18/06                                                   5,490,000        5,504,771
--------------------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                                                   7,111,318        7,168,046
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                                    9,510,000        9,535,900
--------------------------------------------------------------------------------------------------------------------
Madison Avenue CDO Ltd., Commercial Debt Obligations, Series 2A,
Cl. C1, 3.40%, 3/24/14 1,2                                                               3,000,000           30,000
--------------------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable Obligations,
Series 2004-A, Cl. A2, 1.50%, 2/15/07                                                    4,700,000        4,697,063
--------------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I,
Cl. ECFD, 8.75%, 12/25/28 1                                                              4,445,081        1,155,721
--------------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series 2003-A,
Cl. A2, 1.69%, 12/15/05                                                                  7,000,000        7,015,407
--------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2003-A, Cl. A2, 1.45%, 5/16/05                                                    4,800,543        4,805,340
Series 2003-B, Cl. A2, 1.20%, 11/15/05                                                  13,170,000       13,179,210
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                                    5,470,000        5,476,559
--------------------------------------------------------------------------------------------------------------------
Residential Funding Mortgage Securities II, Inc., Home Equity Loan
Pass-Through Certificates, Series 2003-HS1, Cl. AI2, 1.19%, 1/25/33 2                      967,745          968,349
--------------------------------------------------------------------------------------------------------------------
Sequoia Capital Ltd., Catastrophe Nts., Series 2004-2, 5.86%, 3/15/05 2                    250,000          250,050
--------------------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed Obligations:
Series 2002-B, Cl. A3, 3.76%, 6/15/06                                                    2,515,809        2,543,681
Series 2003-A, Cl. A2, 1.28%, 8/15/05                                                    6,841,855        6,847,563
Series 2003-B, Cl. A2, 1.43%, 2/15/06                                                    8,990,000        8,999,369
--------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                                   3,930,393        3,955,712
Series 2003-1, Cl. A2, 1.22%, 4/17/06                                                    6,745,454        6,751,072
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                                   13,000,000       13,004,371


                     11 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL     MARKET VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan
Receivable Certificates:
Series 2003-1, Cl. A2, 1.11%, 12/20/05                                              $   14,405,096   $   14,409,657
Series 2003-2, Cl. A2, 1.55%, 6/20/06                                                    6,370,000        6,385,819
--------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2002-1, Cl. A2, 1.88%, 6/15/05                                                    4,700,438        4,709,220
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                                  12,860,000       12,878,745
                                                                                                     --------------
Total Asset-Backed Securities (Cost $351,366,905)                                                       314,857,059

--------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--19.2%
--------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1995-MD4, Cl. A4, 7.384%, 8/13/29                                                 5,000,000        5,727,230
Series 1995-MD4, Cl. A5, 7.384%, 8/13/29                                                20,000,000       22,862,314
Series 1996-D2, Cl. A3, 7.195%, 2/14/29 2                                               11,767,000       11,895,912
Series 1996-MD6, Cl. A7, 7.719%, 11/13/29 2                                             18,860,000       18,977,347
Series 1997-D4, Cl. B1, 7.525%, 4/14/29                                                  9,875,000       11,393,748
Series 1997-MD7, Cl. A1B, 7.41%, 1/13/30                                                 7,000,000        7,688,774
--------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2003-EF1, Cl. A2, 1.49%, 12/20/05                                                 3,370,000        3,375,987
--------------------------------------------------------------------------------------------------------------------
Citicorp Mortgage Securities, Inc., Collateralized Mtg. Obligations,
Series 2001-6, Cl. A4, 6.50%, 5/25/29                                                    9,776,516        9,920,600
--------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., Collateralized Mtg. Obligations,
Series 1996-C2, Cl. F, 6.919%, 9/15/23 2,7                                               1,911,168        1,910,457
--------------------------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp., Commercial Mtg. Interest-Only
Certificates, Series 2002-CKP1, Cl. AX, 11.763%, 12/15/35 6,7                          412,542,880        6,735,340
--------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., Commercial Mtg. Pass-Through
Certificates, Series 1999-STF1, Cl. B6, 7/5/08 1,3,4                                    55,709,338               --
--------------------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 1997-CF2, Cl. B30C, 6.99%, 10/15/30 1                                            36,400,000       18,149,040
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
5%, 4/15/34 5                                                                           36,997,000       37,181,985
5.50%, 1/1/34                                                                            3,491,438        3,581,891
5.50%, 4/15/34 5                                                                        49,458,000       50,694,450
7%, 9/1/33-8/1/34                                                                       33,017,069       35,053,363
7.50%, 2/1/32                                                                            5,205,442        5,602,392
8.50%, 8/1/31                                                                            3,325,657        3,598,103
10%, 4/1/20-5/1/20                                                                         417,467          472,189
10.50%, 5/1/20                                                                             631,070          733,380
11.50%, 10/1/16-1/1/18                                                                     683,154          775,895
12%, 6/1/17                                                                              1,377,039        1,572,556
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation Certificates, Series 1669, Cl. G,
6.50%, 2/15/23                                                                           3,229,910        3,290,711


                     12 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL     MARKET VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                 $    4,874,971   $    5,112,063
Series 2080, Cl. Z, 6.50%, 8/15/28                                                       3,266,147        3,392,718
Series 2347, Cl. PD, 6.50%, 8/15/31                                                     15,413,000       16,359,409
Series 2387, Cl. PD, 6%, 4/15/30                                                         5,791,000        5,971,306
Series 2410, Cl. NE, 6.50%, 9/15/30                                                     18,950,286       19,348,958
Series 2413, Cl. MH, 6.50%, 2/15/32                                                     25,000,000       26,307,520
Series 2423, Cl. PD, 6.50%, 11/15/30                                                     8,891,581        9,013,331
Series 2430, Cl. GD, 6.50%, 11/15/30                                                    14,708,290       15,083,897
Series 2430, Cl. ND, 6.50%, 1/15/31                                                     15,919,115       16,224,144
Series 2491, Cl. PE, 6%, 12/15/27                                                        4,260,000        4,317,243
Series 2498, Cl. PC, 5.50%, 10/15/14                                                     1,300,000        1,330,583
Series 2500, Cl. FD, 1.59%, 3/15/32 2                                                    2,579,983        2,601,355
Series 2526, Cl. FE, 1.49%, 6/15/29 2                                                    2,655,722        2,667,059
Series 2551, Cl. FD, 1.49%, 1/15/33 2                                                    2,269,623        2,278,493
Series 2551, Cl. TA, 4.50%, 2/15/18                                                      8,647,533        8,720,146
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. B, (8.452)%, 7/1/26 6                                                    8,090,097        1,205,659
Series 204, Cl. IO, (28.192)%, 5/15/29 6                                                   512,105           76,819
Series 205, Cl. IO, (9.90)%, 9/15/29 6                                                  10,319,565        1,487,364
Series 206, Cl. IO, (32.278)%, 12/15/29 6                                                3,273,896          521,323
Series 207, Cl. IO, (42.128)%, 4/15/30 6                                                 3,711,943          517,420
Series 208, Cl. IO, (23.262)%, 6/1/30 6                                                  6,306,635          879,103
Series 212, Cl. IO, (34.493)%, 5/1/31 6                                                  4,452,796          661,039
Series 214, Cl. IO, (36.852)%, 6/1/31 6                                                  3,232,642          507,049
Series 217, Cl. IO, (47.031)%, 2/1/32 6                                                  3,656,990          557,956
Series 2526, Cl. SE, 20.414%, 6/15/29 6                                                  4,828,335          471,222
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Structured Pass-Through
Securities, Collateralized Mtg. Obligations:
Series H006, Cl. A1, 1.724%, 4/15/08                                                       908,087          906,748
Series T-42, Cl. A2, 5.50%, 2/25/42                                                        774,754          781,290
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 4/15/34 5                                                                           39,945,000       40,132,262
5.50%, 7/1/33-12/1/34                                                                   26,680,614       27,360,052
5.50%, 2/1/34-4/11/34 5                                                                 33,449,121       34,279,643
6.50%, 1/1/29                                                                              536,143          564,311
6.50%, 10/1/30-4/1/34 5                                                                123,779,461      130,049,450
7%, 9/1/29-11/1/33                                                                      17,082,467       18,216,805
7%, 4/25/34 5                                                                          348,278,000      369,718,690
8.50%, 7/1/32                                                                              787,206          851,184
9.50%, 4/1/20-3/15/21                                                                      294,262          328,854
10.50%, 10/1/19                                                                             81,564           92,996
11%, 10/15/15-2/1/26                                                                       962,969        1,099,450
15%, 4/15/13                                                                               721,056          861,203


                     13 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL     MARKET VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, Commercial Mtg
Obligations, Interest-Only Stripped Mtg.-Backed Security,
Trust 2001-T10, Cl. IO, (13.882)%, 12/25/31 1,6                                     $  477,358,527   $    6,414,505
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1994-27, Cl. PH, 6.50%, 9/25/22                                                      724,379          728,789
Trust 1998-63, Cl. PG, 6%, 3/25/27                                                       2,984,053        3,032,981
Trust 2001-50, Cl. LD, 6.50%, 5/25/30                                                    6,210,433        6,295,006
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                       4,572,862        4,715,478
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                       4,005,123        4,102,180
Trust 2001-70, Cl. PD, 6%, 3/25/29                                                       4,090,000        4,164,228
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                       3,520,000        3,621,370
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                       1,410,000        1,443,058
Trust 2002-50, Cl. PD, 6%, 9/25/27                                                       3,110,000        3,176,201
Trust 2002-73, Cl. PA, 5%, 1/25/17                                                       3,285,461        3,304,981
Trust 2002-77, Cl. WF, 1.49%, 12/18/32 2                                                 3,798,329        3,810,891
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                                    5,934,984        6,011,493
Trust 2003-81, Cl. PA, 5%, 2/25/12                                                       2,414,406        2,465,086
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-T3, Cl. IO, 10.991%, 2/25/29 1,6                                             48,559,258        1,183,632
Trust 2001-T4, Cl. IO, (1.289)%, 7/25/28 1,6                                            81,439,699        1,985,093
Trust 2002-28, Cl. SA, 14.491%, 4/25/32 6                                                2,775,141          235,336
Trust 2002-39, Cl. SD, 14.474%, 3/18/32 6                                                4,506,975          390,354
Trust 2002-48, Cl. S, 11.803%, 7/25/32 6                                                 4,362,576          423,640
Trust 2002-52, Cl. SL, 12.502%, 9/25/32 6                                                2,764,792          277,222
Trust 2002-53, Cl. SK, 14.057%, 4/25/32 6                                                2,810,212          253,255
Trust 2002-56, Cl. SN, 15.731%, 7/25/32 6                                                5,980,441          582,036
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 221, Cl. 2, (7.576)%, 5/1/23 6                                                     2,847,990          486,350
Trust 240, Cl. 2, (5.058)%, 9/1/23 6                                                     4,270,895          700,560
Trust 313, Cl. 2, (35.645)%, 6/25/31 6                                                  16,873,128        2,584,701
Trust 2002-9, Cl. MS, 9.507%, 3/25/32 6                                                  5,118,936          472,598
--------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates:
Series 1997-CHL1, Cl. D, 7.966%, 4/29/39 1,2                                             8,500,001        9,029,923
Series 1997-CHL1, Cl. E, 7.966%, 4/29/39 1,2                                            14,500,002       13,149,689
--------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
7%, 1/15/28-1/20/30                                                                      8,137,026        8,675,621
8%, 1/15/28-9/15/28                                                                      4,523,822        4,950,019
12.50%, 12/15/13-11/15/15                                                                3,530,954        4,099,851
13%, 10/15/15                                                                            5,481,995        6,418,312
13.50%, 6/15/15                                                                          6,808,851        8,022,095
--------------------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., Commercial
Interest-Only Mtg. Obligations, Series 1999-PLS1, Cl. X, 13.691%, 2/15/32 6,7          114,061,335        2,364,377


                     14 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL     MARKET VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., Commercial Mtg
Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                                $   10,700,000   $   12,758,623
--------------------------------------------------------------------------------------------------------------------
LB Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 1999-C2, Cl. C, 7.47%, 10/15/32                                     8,429,000        9,968,221
--------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2000-C3, Cl. A2, 7.95%, 1/15/10                                    10,000,000       12,142,837
--------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Collateralized Interest-Only Mtg
Pass-Through Certificates, Series 2001-GE9, Cl. A, (99.999)%, 1/25/31 1,6                  408,328              510
--------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Collateralized Mtg. Obligations:
Series 2001-GE4, Cl. A, 249.24%, 10/25/30 2                                                231,001          235,838
Series 2002-GE1, Cl. A, 2.514%, 7/26/24 1                                                  950,221          907,461
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through Certificates,
Series 1995-C2, Cl. D, 7.321%, 6/15/21 2                                                 1,261,899        1,354,251
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates:
Series 1996-C1, Cl. F, 7.464%, 2/15/28 2,7                                              13,360,980       12,430,004
Series 1997-RR, Cl. D, 7.73%, 4/30/39 2,7                                                2,950,159        3,185,231
Series 1997-RR, Cl. E, 7.73%, 4/30/39 2,7                                                9,200,496        8,859,978
Series 1997-XL1, Cl. G, 7.695%, 10/3/30 7                                               14,358,000       12,661,964
--------------------------------------------------------------------------------------------------------------------
PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 2001-C1, Cl. A2, 6.36%, 3/12/34                                                  10,000,000       11,407,738
--------------------------------------------------------------------------------------------------------------------
Prudential Agricultural Credit, Inc., Farmer Mac Agricultural Real Estate
Trust Sr. Sub. Mtg. Pass-Through Certificates:
Series 1992-2, Cl. B2, 2.638%, 1/15/03 1,3                                                 624,465               --
Series 1992-2, Cl. B3, 8.445%, 4/15/09 1,2                                               1,209,499          350,755
--------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Collateralized Mtg. Obligations, Asset-Backed
Pass-Through Certificates, Series 1997-QS8, Cl. M3, 7.50%, 8/25/27                       2,147,253        2,145,902
--------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Collateralized Mtg. Obligations:
Series 2000-UP1, Cl. A2, 8%, 9/25/30                                                     2,502,783        2,634,695
Series 2001-UP2, Cl. AF2, 7.25%, 10/25/31                                                2,504,413        2,584,442
--------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg
Pass-Through Certificates:
Series 1996-B, Cl. 1, 6.996%, 4/25/26 1,2                                                2,214,176        1,992,758
Series 1996-C1, Cl. F, 8.455%, 1/20/06 1,2                                               9,632,000        9,535,680
--------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg. Obligations,
Series 2001-1, Cl. B, 6.64%, 4/15/18                                                     2,500,000        2,663,966
--------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations
Pass-Through Certificates, Series 2001-9, Cl. 3A7, 6.75%, 6/25/31                        7,659,933        7,766,530
--------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Commercial Mtg. Obligations,
Series 1995-C4, Cl. E, 8.966%, 6/25/26 1,2                                                 144,771          144,728
--------------------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1992-2, Cl. IO, (19.744)%, 9/15/22 6                                             35,911,226          631,082
Series 1995-2B, Cl. 2IO, (20.019)%, 6/15/25 6                                            2,803,843           44,090
Series 1995-3, Cl. 1IO, (28.849)%, 9/15/25 6                                            91,730,011          612,633


                     15 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL     MARKET VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg
Obligations Pass-Through Certificates, Series 2003-AR7, Cl. A1,
1.507%, 8/25/33 2                                                                   $    3,080,487   $    3,083,288
                                                                                                     --------------
Total Mortgage-Backed Obligations (Cost $1,260,711,868)                                               1,271,723,897

--------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--6.3%
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
2.875%, 12/15/06                                                                        80,000,000       81,618,960
4.50%, 1/15/13                                                                          13,285,000       13,675,180
4.875%, 3/15/07-11/15/13                                                                23,555,000       25,083,723
5.75%, 1/15/12                                                                          45,000,000       50,487,750
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Nts., 1.51%, 2/7/05                                     11,500,000       11,501,047
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.25%, 7/15/07                                                                          43,000,000       45,503,417
5.50%, 2/15/06                                                                          33,480,000       35,853,129
6%, 5/15/08                                                                             40,000,000       45,014,600
7.25%, 5/15/30                                                                          12,900,000       16,511,058
--------------------------------------------------------------------------------------------------------------------
Resolution Funding Corp. Federal Book Entry Principal Strips, 6.11%, 1/15/21 8          52,460,000       22,079,627
--------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
Series C, 4.75%, 8/1/13                                                                  4,155,000        4,333,137
Series C, 6%, 3/15/13                                                                    3,990,000        4,540,273
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.50%, 8/15/28 9                                                                         7,850,000        8,564,782
6.125%, 11/15/27                                                                         7,749,000        9,144,432
9.25%, 2/15/16 10                                                                        7,000,000       10,365,747
STRIPS, 4.93%, 2/15/16 8,9,11                                                           34,499,000       20,316,668
STRIPS, 5.52%, 11/15/26 8                                                                1,681,000          521,653
--------------------------------------------------------------------------------------------------------------------
United States (Government of) Gtd. Israel Aid Bonds, 5.50%, 12/4/23                     11,400,000       12,097,144
                                                                                                     ---------------
Total U.S. Government Obligations (Cost $405,557,803)                                                   417,212,327

--------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--26.6%
--------------------------------------------------------------------------------------------------------------------
ARGENTINA--1.4%
Argentina (Republic of) Bonds:
1.234%, 8/3/12 2                                                                       103,245,000       68,717,084
1.278%, 5/3/05 3                                                                         1,218,000        1,178,415
2%, 9/30/08 1 [ARP]                                                                     12,985,000        4,212,054
Series PRE8, 2%, 1/3/10 1,3,4 [ARP]                                                     19,480,000        7,892,685
Series PR12, 2%, 1/3/16 1,3,4 [ARP]                                                     13,204,891        4,378,494
--------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Disc. Bonds, 2.345%, 3/31/23 3                                   3,800,000        1,957,000
--------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Letras del Banco Central de la Republica
Treasury Bills, 14.75%, 10/8/04 8 [ARP]                                                    253,000           86,705
--------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Par Bonds, 5.984%, 3/31/23 3,4                                   5,450,000        2,834,000


                     16 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL     MARKET VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
ARGENTINA Continued
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas,
Series PBA1, 3.257%, 4/1/07 1,3 [ARP]                                                    1,178,379   $      474,903
                                                                                                     ---------------
                                                                                                         91,731,340

--------------------------------------------------------------------------------------------------------------------
AUSTRIA--0.8%
Austria (Republic of) Bonds, 6.25%, 7/15/27 [EUR]                                       36,250,000       53,902,617
--------------------------------------------------------------------------------------------------------------------
BELGIUM--1.0%
Belgium (Kingdom of) Bonds:
5%, 9/28/11 [EUR]                                                                        4,695,000        6,259,531
Series 19, 6.50%, 3/31/05 [EUR]                                                         11,800,000       15,150,663
Series 26, 6.25%, 3/28/07 [EUR]                                                         19,320,000       26,235,290
Series 28, 5.75%, 3/28/08 [EUR]                                                          8,780,000       11,943,163
Series 32, 3.75%, 3/28/09 [EUR]                                                          5,535,000        6,985,613
                                                                                                     ---------------
                                                                                                         66,574,260

--------------------------------------------------------------------------------------------------------------------
BRAZIL--1.7%
Brazil (Federal Republic of) Bonds, Series 15 yr., 2.063%, 4/15/09 2                       152,064          143,320
--------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt Capitalization Bonds, Series 20 yr.,
8%, 4/15/14                                                                            100,187,518       98,183,767
--------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Unsub. Bonds:
11%, 8/17/40                                                                                   200              215
Cl. B, 8.875%, 4/15/24                                                                  13,625,000       12,548,625
                                                                                                     ---------------
                                                                                                        110,875,927

--------------------------------------------------------------------------------------------------------------------
COLOMBIA--0.1%
Colombia (Republic of) Unsec. Unsub. Bonds, 8.375%, 2/15/27                              7,235,000        6,989,010
--------------------------------------------------------------------------------------------------------------------
DENMARK--0.3%
Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]                                           129,370,000       22,133,785
--------------------------------------------------------------------------------------------------------------------
FINLAND--0.1%
Finland (Republic of) Sr. Unsec. Unsub. Bonds, 2.75%, 7/4/06 [EUR]                       2,990,000        3,713,286
--------------------------------------------------------------------------------------------------------------------
FRANCE--1.9%
France (Government of) Obligations Assimilables du Tresor Bonds:
5.50%, 10/25/10 [EUR]                                                                    5,160,000        7,074,157
5.75%, 10/25/32 [EUR]                                                                   25,445,000       36,018,232
--------------------------------------------------------------------------------------------------------------------
France (Government of) Treasury Nts.:
3.50%, 7/12/04 [EUR]                                                                    42,210,000       52,097,503
3 yr., 3.50%, 1/12/05 [EUR]                                                             20,895,000       25,997,679
5 yr., 4.75%, 7/12/07 [EUR]                                                                795,000        1,042,159
5 yr., 5%, 7/12/05 [EUR]                                                                 1,500,000        1,913,673
                                                                                                     ---------------
                                                                                                        124,143,403


                     17 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL     MARKET VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
GERMANY--5.5%
Germany (Republic of) Bonds:
2%, 6/17/05 [EUR]                                                                       42,040,000   $   51,706,861
5.375%, 1/4/10 [EUR]                                                                    19,385,000       26,399,787
Series 01, 5%, 7/4/11 [EUR]                                                              9,800,000       13,104,225
Series 02, 5%, 7/4/12 [EUR]                                                             26,650,000       35,550,320
Series 140, 4.50%, 8/17/07 [EUR]                                                         3,410,000        4,435,276
Series 143, 3.50%, 10/10/08 [EUR]                                                      186,290,000      233,785,095
                                                                                                     ---------------
                                                                                                        364,981,564

--------------------------------------------------------------------------------------------------------------------
GREAT BRITAIN--0.6%
United Kingdom Treasury Nts., 7.50%, 12/7/06 [GBP]                                      21,025,000       41,519,539
--------------------------------------------------------------------------------------------------------------------
GREECE--1.0%
Greece (Republic of) Bonds:
3.50%, 4/18/08 [EUR]                                                                    11,735,000       14,725,786
4.60%, 5/20/13 [EUR]                                                                     2,720,000        3,481,042
5.35%, 5/18/11 [EUR]                                                                    10,900,000       14,763,643
--------------------------------------------------------------------------------------------------------------------
Greece (Republic of) Sr. Unsub. Bonds, 4.65%, 4/19/07 [EUR]                             23,245,000       30,278,151
                                                                                                     ---------------
                                                                                                         63,248,622

--------------------------------------------------------------------------------------------------------------------
GUATEMALA--0.1%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 7                                                                        2,910,000        3,521,100
10.25%, 11/8/11                                                                          4,235,000        5,124,350
                                                                                                     ---------------
                                                                                                          8,645,450

--------------------------------------------------------------------------------------------------------------------
ITALY--1.5%
Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali:
4%, 3/1/05 [EUR]                                                                         6,635,000        8,307,856
5%, 10/15/07 [EUR]                                                                      21,650,000       28,638,354
5%, 2/1/12 [EUR]                                                                        26,035,000       34,630,745
5.25%, 12/15/05 [EUR]                                                                   21,165,000       27,362,167
                                                                                                     ---------------
                                                                                                         98,939,122

--------------------------------------------------------------------------------------------------------------------
IVORY COAST--0.1%
Ivory Coast (Government of) Front Loaded Interest Reduction Bonds,
2%, 3/29/18 3,4                                                                             87,000           15,878
--------------------------------------------------------------------------------------------------------------------
Ivory Coast (Government of) Past Due Interest Bonds, 1.90%,
3/29/18 1,3,4 [FRF]                                                                     93,959,750        3,344,541
                                                                                                     ---------------
                                                                                                          3,360,419

--------------------------------------------------------------------------------------------------------------------
JAPAN--2.0%
Japan (Government of) Bonds, 5 yr., Series 14, 0.40%, 6/20/06 [JPY]                 13,686,000,000      132,247,791
--------------------------------------------------------------------------------------------------------------------
MEXICO--0.5%
Mexican Williams Sr. Nts., 1.278%, 11/15/08 1,2                                          1,500,000        1,567,500

                     18 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL     MARKET VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
MEXICO Continued
United Mexican States Bonds:
6.75%, 6/6/06 [JPY]                                                                    707,000,000   $    7,643,904
7.50%, 4/8/33                                                                           10,545,000       11,520,413
8.30%, 8/15/31                                                                           6,210,000        7,312,275
--------------------------------------------------------------------------------------------------------------------
United Mexican States Unsec. Unsub. Nts., Series 6 BR, 6.75%, 6/6/06 [JPY]             755,000,000        8,162,868
                                                                                                     ---------------
                                                                                                         36,206,960

--------------------------------------------------------------------------------------------------------------------
NIGERIA--0.1%
Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%, 11/15/20                           3,695,000        3,464,063
--------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10                 3,716,806        3,422,617
                                                                                                     ---------------
                                                                                                          6,886,680

--------------------------------------------------------------------------------------------------------------------
PERU--0.5%
Peru (Republic of) Sr. Nts., 4.53%, 2/28/16 8                                           62,986,855       36,185,948
--------------------------------------------------------------------------------------------------------------------
PHILIPPINES--0.2%
Philippines (Republic of) Bonds:
8.375%, 2/15/11                                                                          6,485,000        6,529,584
9.375%, 1/18/17                                                                          4,220,000        4,467,925
10.625%, 3/16/25                                                                         2,920,000        3,193,750
                                                                                                     ---------------
                                                                                                         14,191,259

--------------------------------------------------------------------------------------------------------------------
POLAND--0.7%
Poland (Republic of) Bonds, Series 0K0805, 5.16%, 8/12/05 8 [PLZ]                      189,340,000       45,220,862
--------------------------------------------------------------------------------------------------------------------
PORTUGAL--0.6%
Portugal (Republic of) Obrig Do Tes Medio Prazo Nts., 4.875%, 8/17/07 [EUR]             23,400,000       30,766,749
--------------------------------------------------------------------------------------------------------------------
Portugal (Republic of) Obrig Do Tes Medio Prazo Unsec. Unsub. Bonds,
5.85%, 5/20/10 [EUR]                                                                     4,365,000        6,078,464
                                                                                                     ---------------
                                                                                                         36,845,213

--------------------------------------------------------------------------------------------------------------------
RUSSIA--0.8%
Ministry Finance of Russia Debs.:
Series V, 3%, 5/14/08                                                                   22,945,000       21,324,509
Series VI, 3%, 5/14/06                                                                  13,775,000       13,607,083
--------------------------------------------------------------------------------------------------------------------
Russian Federation Unsec. Unsub. Nts., 10%, 6/26/07                                     12,050,000       14,309,375
--------------------------------------------------------------------------------------------------------------------
Russian Federation Unsub. Nts., 5%, 3/31/30 2                                              510,250          510,649
                                                                                                     ---------------
                                                                                                         49,751,616

--------------------------------------------------------------------------------------------------------------------
SPAIN--1.1%
Spain (Kingdom of) Bonds, Bonos y Obligacion del Estado,
5.75%, 7/30/32 [EUR]                                                                    20,670,000       29,187,812
--------------------------------------------------------------------------------------------------------------------
Spain (Kingdom of) Treasury Bills, 1.96%, 4/23/04 8 [EUR]                               35,045,000       43,021,573
                                                                                                     ---------------
                                                                                                         72,209,385


                     19 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL     MARKET VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
SWEDEN--2.9%
Sweden (Kingdom of) Bonds, Series 1043, 5%, 1/28/09 [SEK]                              920,550,000   $  130,612,560
--------------------------------------------------------------------------------------------------------------------
Sweden (Kingdom of) Debs., Series 1040, 6.50%, 5/5/08 [SEK]                            397,045,000       59,167,408
                                                                                                     ---------------
                                                                                                        189,779,968

--------------------------------------------------------------------------------------------------------------------
THE NETHERLANDS--0.6%
Netherlands (Kingdom of the) Bonds:
5%, 7/15/11 [EUR]                                                                        5,250,000        7,004,637
5.50%, 1/15/28 [EUR]                                                                    22,970,000       31,290,548
                                                                                                     ---------------
                                                                                                         38,295,185

--------------------------------------------------------------------------------------------------------------------
TURKEY--0.2%
Turkey (Republic of) Nts., 7.20%, 2/16/06 [JPY]                                      1,565,000,000       16,321,671
--------------------------------------------------------------------------------------------------------------------
URUGUAY--0.0%
Uruguay (Republic of) Treasury Bills, Series UYP1, 14.92%, 6/7/04 8 [UYU]               42,070,000        1,375,981
--------------------------------------------------------------------------------------------------------------------
VENEZUELA--0.3%
Venezuela (Republic of) Debs., Series DL, 2.125%, 12/18/07 2                             6,788,351        6,423,477
--------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Disc. Bonds, Series W-A, 2.188%, 3/31/20 2                      18,490,000       15,624,050
                                                                                                     ---------------
                                                                                                         22,047,527
                                                                                                     ---------------
Total Foreign Government Obligations (Cost $1,679,028,457)                                            1,758,324,390

--------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--1.2%
--------------------------------------------------------------------------------------------------------------------

Algeria (Republic of) Loan Participation Nts., 2%, 3/4/10 1,2                            8,624,817        8,484,664
--------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, OAO Gazprom Loan Participation Nts., 6.50%, 8/4/05 1                  25,000,000       25,072,500
--------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, Indonesia (Republic of) Rupiah Loan Participation Nts.:
2.636%, 5/21/04 1                                                                       20,675,000       19,951,375
2.636%, 3/25/05 1                                                                       23,680,000       22,200,000
--------------------------------------------------------------------------------------------------------------------
Telergy, Inc., Sr. Sec. Credit Facilities Term Loan Participation Nts.,
Tranche A, 11.111%, 1/1/02 1,3,4                                                         8,877,258               --
                                                                                                     ---------------
Total Loan Participations (Cost $81,574,315)                                                             75,708,539

--------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--29.6%
--------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.8%
--------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.8%
Cambridge Industries, Inc., Liquidating Trust Interests, 7/15/07 1,12                    5,189,534               --
--------------------------------------------------------------------------------------------------------------------
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10            1,900,000        2,042,500
--------------------------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 10.75% Sr. Nts., 12/31/11                                 2,700,000        2,787,750
--------------------------------------------------------------------------------------------------------------------
Dana Corp.:
9% Unsec. Nts., 8/15/11                                                                  6,920,000        8,355,900
10.125% Nts., 3/15/10                                                                    3,500,000        4,060,000


                     20 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL     MARKET VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS Continued
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                                                  $    2,500,000   $    2,675,000
9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                                                 3,000,000        3,686,699
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                                1,550,000        1,577,125
--------------------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13                                               3,800,000        4,180,000
--------------------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Sub. Nts., 11/1/13 7                     1,000,000        1,100,000
-------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                                     2,500,000        2,968,750
--------------------------------------------------------------------------------------------------------------------
Metaldyne Corp.:
10% Sr. Nts., 11/1/13 7                                                                  1,500,000        1,492,500
11% Sr. Sub. Nts., 6/15/12                                                               4,900,000        4,410,000
--------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                5,750,000        6,885,625
--------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25% Sr. Sec. Nts., Series B, 7/15/13                        3,100,000        3,580,500
--------------------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                                   1,600,000        1,736,000
                                                                                                     ---------------
                                                                                                         51,538,349

--------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.2%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
8.375% Sr. Unsec. Nts., 3/15/13                                                          9,450,000       10,820,250
--------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.4%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08 1                                       4,875,000        1,730,625
--------------------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                            4,000,000        4,515,000
--------------------------------------------------------------------------------------------------------------------
Boca Resorts, Inc., 9.875% Sr. Sub. Nts., 4/15/09 1                                      6,800,000        7,191,000
--------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                          3,600,000        3,987,000
--------------------------------------------------------------------------------------------------------------------
Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/1995 1,3,4                  33,500               --
--------------------------------------------------------------------------------------------------------------------
Choctaw Resort Development Enterprise, 9.25% Sr. Unsec. Nts., 4/1/09 1                   3,000,000        3,255,000
--------------------------------------------------------------------------------------------------------------------
Coast Hotels & Casinos, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/09                         4,000,000        4,220,000
--------------------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                                       3,200,000        3,464,000
--------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13 7                                       1,100,000        1,178,375
--------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.625% Nts., 12/1/12                                                2,300,000        2,653,625
--------------------------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07                      4,750,000        4,886,563
--------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                                         3,167,000        3,285,763
--------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Sub. Nts., 3/1/14 7                                                               2,100,000        2,121,000
8.75% Sr. Unsec. Nts., 4/15/09                                                           2,900,000        3,041,375
9% Sr. Sub. Nts., 3/15/12                                                                7,200,000        8,172,000
--------------------------------------------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., 8.875% Sr. Nts., Series B, 5/15/12                         3,100,000        3,464,250
--------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                                            3,500,000        4,186,875
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                            4,800,000        5,676,000
--------------------------------------------------------------------------------------------------------------------
MGM Grand, Inc., 9.75% Sr. Unsec. Sub. Nts., 6/1/07                                      1,050,000        1,218,000
--------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375% Sr. Unsec. Sub. Nts., 2/1/11                                    5,100,000        5,916,000


                     21 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL     MARKET VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Mohegan Tribal Gaming Authority:
6.375% Sr. Sub. Nts., 7/15/09                                                       $    3,300,000   $    3,481,500
8% Sr. Sub. Nts., 4/1/12                                                                 1,900,000        2,109,000
8.375% Sr. Sub. Nts., 7/1/11 1                                                           1,600,000        1,776,000
--------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10                            7,000,000        7,840,000
--------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
8.875% Sr. Sub. Nts., 3/15/10 1                                                          3,700,000        4,051,500
11.125% Sr. Unsec. Sub. Nts., 3/1/08 1                                                   8,000,000        9,020,000
--------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Sub. Nts., 3/15/12 7                             3,100,000        3,038,000
--------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 1,3,4                                        10,800,000               --
--------------------------------------------------------------------------------------------------------------------
Prime Hospitality Corp., 8.375% Sr. Sub. Nts., 5/1/12                                    3,900,000        4,134,000
--------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.:
8% Sr. Unsec. Nts., 5/15/10                                                              1,000,000        1,135,000
8.75% Sr. Unsub. Nts., 2/2/11                                                            3,100,000        3,642,500
--------------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Nts., 2/1/10                                                                  6,000,000        6,225,000
9.75% Sr. Nts., 4/15/13                                                                  5,500,000        5,871,250
--------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12                       8,000,000        9,080,000
--------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.875% Sr. Unsec. Sub. Nts., 7/1/10                               2,500,000        2,771,875
--------------------------------------------------------------------------------------------------------------------
Sun International Hotels Ltd., 8.875% Sr. Unsec. Sub. Nts., 8/15/11                      5,000,000        5,575,000
--------------------------------------------------------------------------------------------------------------------
Trump Casino Holdings LLC/Trump Casino Funding, Inc.,
11.625% Sr. Sec. Nts., 3/15/10                                                           4,300,000        4,321,500
--------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                        3,800,000        4,441,250
--------------------------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC/Las Vegas Sands, Inc., 11% Sec. Nts., 6/15/10                 3,800,000        4,389,000
                                                                                                     ---------------
                                                                                                        157,064,826

--------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.9%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                         6,600,000        7,408,500
--------------------------------------------------------------------------------------------------------------------
Blount, Inc., 13% Sr. Sub. Nts., 8/1/09 1                                                4,750,000        5,159,688
--------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
9.375% Sr. Unsec. Sub. Nts., 3/15/11                                                     2,100,000        2,404,500
9.75% Sr. Sub. Nts., 9/15/10 9                                                           2,325,000        2,859,750
--------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12                             2,600,000        2,951,000
--------------------------------------------------------------------------------------------------------------------
KB Home:
7.75% Sr. Nts., 10/15/04                                                                10,350,000       10,647,563
8.625% Sr. Sub. Nts., 12/15/08                                                           2,050,000        2,321,625
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                        700,000          798,000
--------------------------------------------------------------------------------------------------------------------
Meritage Corp., 9.75% Sr. Unsec. Nts., 6/1/11                                            2,500,000        2,850,000
--------------------------------------------------------------------------------------------------------------------
Salton, Inc.:
10.75% Sr. Unsec. Sub. Nts., 12/15/05                                                    3,200,000        3,104,000
12.25% Sr. Sub. Nts., 4/15/08                                                            2,000,000        1,970,000
--------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14 5,7                                     2,200,000        2,194,500


                     22 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL     MARKET VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                                $    2,000,000   $    2,355,000
--------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                 2,000,000        2,270,000
--------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                                      3,500,000        3,920,000
--------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                        3,450,000        4,096,875
--------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts., 6/1/07                                  4,800,000        4,824,000
                                                                                                     ---------------
                                                                                                         62,135,001

--------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.0%
Remington Arms Co., Inc., 10.50% Sr. Unsec. Nts., 2/1/11                                 2,200,000        2,238,500
--------------------------------------------------------------------------------------------------------------------
MEDIA--3.6%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 3,4                                                       1,400,000        1,302,000
8.125% Sr. Nts., Series B, 7/15/03 3,4                                                   3,750,000        3,543,750
8.375% Sr. Nts., Series B, 2/1/08 3,4                                                    4,400,000        4,224,000
9.25% Sr. Unsec. Nts., Series B, 10/1/04 3,4                                             6,300,000        5,953,500
9.875% Sr. Nts., Series B, 3/1/07 3,4                                                    1,500,000        1,447,500
10.25% Sr. Unsec. Nts., 11/1/06 3,4                                                        300,000          288,000
10.25% Sr. Unsec. Sub. Nts., 6/15/11 3,4                                                 2,600,000        2,613,000
10.875% Sr. Unsec. Nts., 10/1/10 3,4                                                       100,000           97,500
--------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                      3,000,000        3,127,500
--------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Sub. Nts., 3/1/14 7                                                                 500,000          498,750
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                                       8,062,000        8,465,100
--------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                       975,000          972,563
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                              500,000          526,250
--------------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09                                 3,000,000        3,210,000
--------------------------------------------------------------------------------------------------------------------
Callahan Nordrhein-Westfalen GmbH, 14.125% Sr. Nts., 7/15/11 1,3,4 [EUR]                 3,000,000          235,027
--------------------------------------------------------------------------------------------------------------------
CanWest Media, Inc., 7.625% Sr. Unsec. Sub. Nts., Cl. B, 4/15/13                           900,000          985,500
--------------------------------------------------------------------------------------------------------------------
CBD Media LLC/CBD Finance, Inc., 8.625% Sr. Sub. Nts., 6/1/11                              900,000          992,250
--------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings II, 10.25% Sr. Unsec. Nts., 9/15/10 7                    3,700,000        3,829,500
--------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/
Charter Communications Holdings Capital Corp.:
0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11 13                                               21,600,000       17,982,000
8.625% Sr. Unsec. Nts., 4/1/09                                                          16,100,000       13,363,000
10% Sr. Nts., 4/1/09                                                                     1,000,000          860,000
10% Sr. Unsec. Sub. Nts., 5/15/11                                                        2,000,000        1,670,000
10.75% Sr. Unsec. Nts., 10/1/09                                                          1,300,000        1,144,000
11.125% Sr. Unsec. Nts., 1/15/11                                                         3,200,000        2,816,000
--------------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                                      1,900,000        2,075,750
--------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Disc. Nts., 3/15/14 7,13                                    4,600,000        2,866,375
--------------------------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 11.20% Sr. Unsec. Disc. Debs., 11/15/07                   6,260,000        6,322,600
--------------------------------------------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                                   2,200,000        2,447,500


                     23 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL     MARKET VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
MEDIA Continued
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                 $   10,100,000   $   10,706,000
--------------------------------------------------------------------------------------------------------------------
Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08                                            1,600,000        1,656,000
--------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
9.125% Sr. Nts., 1/15/09                                                                 2,206,000        2,503,810
10.375% Sr. Unsec. Nts., 10/1/07                                                        11,850,000       12,946,125
--------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp.:
0%/12.50% Sr. Unsec. Disc. Nts., 3/15/11 13                                              4,628,000        4,454,450
8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09                                           2,925,000        3,060,281
--------------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec
Sub. Nts., 3/1/14                                                                        2,000,000        2,175,000
--------------------------------------------------------------------------------------------------------------------
Entravision Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09                          1,400,000        1,508,500
--------------------------------------------------------------------------------------------------------------------
Hollinger International Publishing, Inc., 9% Sr. Unsec. Nts., 12/15/10                   3,175,000        3,508,375
--------------------------------------------------------------------------------------------------------------------
Houghton Mifflin Co., 8.25% Sr. Unsec. Nts., 2/1/11                                      1,700,000        1,757,375
--------------------------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09                        1,500,000        1,571,250
--------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25% Sr. Unsec. Sub. Nts., 1/1/13                                    1,800,000        1,962,000
--------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                       2,200,000        2,293,500
--------------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13 1                            1,550,000        1,728,250
--------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                      4,800,000        4,776,000
--------------------------------------------------------------------------------------------------------------------
PanAmSat Corp., 8.50% Sr. Unsec. Nts., 2/1/12                                            9,200,000        9,660,000
--------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8% Sr. Nts., 5/15/13 7                                                   7,600,000        7,638,000
--------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I:
8.875% Sr. Nts., 12/15/10 7                                                              2,800,000        3,164,000
10.875% Sr. Sub. Nts., 12/15/12 7                                                        4,300,000        5,149,250
--------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                           2,900,000        3,233,500
--------------------------------------------------------------------------------------------------------------------
Regal Cinemas, Inc., 9.375% Sr. Sub. Nts., Series B, 2/1/12                              5,400,000        6,129,000
--------------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27 [CAD]                                   14,580,000       10,911,731
--------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                                        11,400,000       12,411,750
8.75% Sr. Sub. Nts., 12/15/11                                                              800,000          890,000
--------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub. Nts., 11/1/09                 10,850,000       11,541,688
--------------------------------------------------------------------------------------------------------------------
Vertis, Inc., 9.75% Sr. Sec. Nts., 4/1/09                                                2,250,000        2,446,875
--------------------------------------------------------------------------------------------------------------------
Videotron Ltee, 6.875% Sr. Unsec. Nts., 1/15/14                                          1,400,000        1,470,000
--------------------------------------------------------------------------------------------------------------------
Vivendi Universal SA, 9.25% Sr. Nts., 4/15/10                                            3,100,000        3,720,000
--------------------------------------------------------------------------------------------------------------------
Von Hoffmann Corp., 10.25% Sr. Unsec. Nts., 3/15/09                                      1,400,000        1,468,250
--------------------------------------------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./CompassLearning, Inc.,
12.75% Sr. Sub. Nts., 11/15/09                                                           7,400,000        7,492,500
--------------------------------------------------------------------------------------------------------------------
                                                                                                        237,792,375
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.2%
J.C. Penney Co., Inc., 8% Nts., 3/1/10                                                   3,050,000        3,591,375


                     24 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL     MARKET VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL Continued
Saks, Inc.:
8.25% Sr. Unsec. Nts., 11/15/08                                                     $    5,420,000   $    6,124,600
9.875% Nts., 10/1/11                                                                     2,700,000        3,334,500
                                                                                                     ---------------
                                                                                                         13,050,475

--------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.5%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                                 5,900,000        6,342,500
--------------------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Sub. Nts., 1/15/14 7                          1,000,000          987,500
--------------------------------------------------------------------------------------------------------------------
AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08                                             5,500,000        6,462,500
--------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08 1                 3,775,000        3,789,156
--------------------------------------------------------------------------------------------------------------------
Finlay Enterprises, Inc., 9% Debs., 5/1/08                                               3,200,000        3,296,000
--------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08                                       3,125,000        3,226,563
--------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The), 10.55% Unsub. Nts., 12/15/08                                            1,200,000        1,494,000
--------------------------------------------------------------------------------------------------------------------
Hollywood Entertainment Corp., 9.625% Sr. Sub. Nts., 3/15/11 1                           3,200,000        3,728,000
--------------------------------------------------------------------------------------------------------------------
Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09 1,3,4                                     4,300,000               --
--------------------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11 1                             4,000,000        4,690,000
--------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Sub. Nts., Series B, 5/1/10                               1,250,000        1,331,250
                                                                                                     ---------------
                                                                                                         35,347,469

--------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.2%
Broder Bros. Co., 11.25% Sr. Nts., 10/15/10 7                                            2,100,000        2,110,500
--------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
11.625% Sr. Unsec. Nts., 1/15/08                                                         1,950,000        1,501,500
12.25% Sr. Nts., 12/15/12                                                                2,200,000        1,672,000
--------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 7                                       1,500,000        1,620,000
--------------------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                                    2,500,000        2,668,750
                                                                                                     ---------------
                                                                                                          9,572,750

--------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.3%
--------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Canandaigua Brands, Inc., 8.625% Sr. Unsec. Nts., 8/1/06                                 1,300,000        1,449,500
--------------------------------------------------------------------------------------------------------------------
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                                2,000,000        2,220,000
                                                                                                     ---------------
                                                                                                          3,669,500

--------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.2%
Delhaize America, Inc., 8.125% Unsub. Debs., 4/15/11                                     4,605,000        5,318,775
--------------------------------------------------------------------------------------------------------------------
Fleming Cos., Inc.:
10.125% Sr. Unsec. Nts., 4/1/08 1,3,4                                                    6,000,000          810,000
10.625% Sr. Unsec. Sub. Nts., Series D, 7/31/07 1,3,4                                    1,000,000            6,250
--------------------------------------------------------------------------------------------------------------------
Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts., 12/15/11                  1,400,000        1,232,000
--------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 13% Disc. Nts., 5/31/09 1,3,4,14                                     8,836,185               --


                     25 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL     MARKET VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING Continued
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                        $    4,000,000   $    4,300,000
9.50% Sr. Sec. Nts., 2/15/11                                                             2,000,000        2,230,000
                                                                                                     ---------------
                                                                                                         13,897,025

--------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.7%
American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10 1                            4,700,000        5,640,000
--------------------------------------------------------------------------------------------------------------------
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08 3,4                            2,400,000        2,052,000
--------------------------------------------------------------------------------------------------------------------
Burns Philp Capital Property Ltd., 9.75% Sr. Unsec. Sub. Nts., 7/15/12 7                 4,350,000        4,611,000
--------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc., 10.56% Sr. Unsec. Nts., 3/15/09                       622,000          690,420
--------------------------------------------------------------------------------------------------------------------
Del Monte Corp., 8.625% Sr. Sub. Nts., 12/15/12                                          3,900,000        4,407,000
--------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 10.75% Sr. Nts., 3/1/10 1                                            3,200,000        3,352,000
--------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                                  2,500,000        2,750,000
8.875% Sr. Unsec. Nts., 3/15/11                                                          1,700,000        1,861,500
--------------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                              1,800,000        2,007,000
--------------------------------------------------------------------------------------------------------------------
New World Pasta Co., 9.25% Sr. Nts., 2/15/09 1,3,4                                       1,000,000          155,000
--------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Holding Corp., 8.25% Sr. Sub. Nts., 12/1/13 7                             1,800,000        1,921,500
--------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                                     3,050,000        3,309,250
8% Sr. Nts., Series B, 10/15/09                                                          1,000,000        1,122,500
--------------------------------------------------------------------------------------------------------------------
Swift & Co., 10.125% Sr. Nts., 10/1/09                                                   2,000,000        2,170,000
--------------------------------------------------------------------------------------------------------------------
Tembec Industries, Inc., 7.75% Sr. Nts., 3/15/12                                         5,500,000        5,335,000
--------------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.75% Sr. Sub. Nts., 4/15/11 1 [GBP]                       4,000,000        8,049,784
                                                                                                     ---------------
                                                                                                         49,433,954

--------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.3%
AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08 1                                              3,700,000        3,866,500
--------------------------------------------------------------------------------------------------------------------
Holmes Products Corp.:
9.875% Sr. Sub. Nts., Series C, 11/15/07 1                                               1,000,000        1,046,140
9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07 1                                        4,610,000        4,822,705
--------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11 7                                                               2,900,000        3,030,500
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                                      3,000,000        2,895,000
--------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 12% Sr. Sec. Nts., 12/1/05                               3,450,000        3,760,500
--------------------------------------------------------------------------------------------------------------------
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08 1,3,4                     6,340,000               --
                                                                                                     ---------------
                                                                                                         19,421,345

--------------------------------------------------------------------------------------------------------------------
ENERGY--2.1%
--------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.6%
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                                             1,900,000        2,080,500


                     26 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL     MARKET VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Hanover Equipment Trust 2001A, 8.50% Sr. Sec. Nts., Series A, 9/1/08                $    1,900,000   $    2,042,500
--------------------------------------------------------------------------------------------------------------------
Hornbeck-Leevac Marine Services, Inc., 10.625% Sr. Nts., 8/1/08                         12,750,000       14,088,750
--------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                       14,250,000       13,466,250
--------------------------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                                     2,000,000        2,207,500
--------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                         3,200,000        3,448,000
                                                                                                     ---------------
                                                                                                         37,333,500

--------------------------------------------------------------------------------------------------------------------
OIL & GAS--1.5%
Chesapeake Energy Corp.:
6.875% Sr. Unsec. Nts., 1/15/16                                                          4,089,000        4,313,895
9% Sr. Nts., 8/15/12                                                                     1,000,000        1,161,250
--------------------------------------------------------------------------------------------------------------------
El Paso Energy Partners LP, 8.50% Sr. Unsec. Sub. Nts., Series B, 6/1/11                 1,541,000        1,756,740
--------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                 3,500,000        3,771,250
--------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                            9,735,000       10,854,525
--------------------------------------------------------------------------------------------------------------------
GulfTerra Energy Partners LP:
8.50% Sr. Unsec. Sub. Nts., Series B, 6/1/10                                             2,295,000        2,662,200
10.625% Sr. Sub. Nts., 12/1/12                                                           2,613,000        3,292,380
--------------------------------------------------------------------------------------------------------------------
Leviathan Gas Pipeline Partners LP/Leviathan Finance Corp.,
10.375% Sr. Unsec. Sub. Nts., Series B, 6/1/09 1                                         7,000,000        7,455,000
--------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 8.375% Sr. Sub. Nts., 8/15/12                                  3,250,000        3,721,250
--------------------------------------------------------------------------------------------------------------------
Paramount Resources Ltd., 7.875% Sr. Nts., 11/1/10                                       2,600,000        2,626,000
--------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust:
6.625% Nts., 4/4/10 [EUR]                                                                8,610,000       11,531,779
8.50% Unsub. Nts., 2/15/08                                                               3,450,000        4,039,950
--------------------------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co., 7.50% Sr. Nts., 4/15/12                                   3,000,000        3,575,094
--------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13 1                                   5,000,000        5,850,000
--------------------------------------------------------------------------------------------------------------------
Stone Energy Corp., 8.25% Sr. Unsec. Sub. Nts., 12/15/11                                 1,000,000        1,115,000
----------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                          2,000,000        2,332,500
--------------------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                                                                7,800,000        8,521,500
9.625% Sr. Sub. Nts., 4/1/12                                                             2,250,000        2,520,000
--------------------------------------------------------------------------------------------------------------------
Tom Brown, Inc., Units (each unit consists of $512 principal amount of 7.25% sr. sub. nts., due 2013 and $488 principal amount of Tom
Brown Resources Funding Corp., 7.25% sr. sub. nts., due 2013) 15                         1,800,000        1,971,000
--------------------------------------------------------------------------------------------------------------------
Westport Resources Corp., 8.25% Sr. Unsec. Sub. Nts., 11/1/11                            8,700,000        9,722,250
--------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc., 7.50% Sr. Nts., 4/15/12                                                5,200,000        6,192,982
                                                                                                     ---------------
                                                                                                         98,986,545

--------------------------------------------------------------------------------------------------------------------
FINANCIALS--1.7%
--------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.1%
American Color Graphics, Inc., 10% Sr. Sec. Nts., 6/15/10                                1,550,000        1,371,750


                     27 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL     MARKET VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS Continued
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                                 $    3,200,000   $    3,640,000
                                                                                                     ---------------
                                                                                                          5,011,750

--------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.5%
Bank Plus Corp., 12% Sr. Nts., 7/18/07 1                                                 4,167,000        4,500,360
--------------------------------------------------------------------------------------------------------------------
BankUnited Capital Trust, 10.25% Capital Securities, 12/31/26 1                         10,050,000       10,979,625
--------------------------------------------------------------------------------------------------------------------
Local Financial Corp., 11% Sr. Nts., 9/8/04 1                                           10,000,000       10,375,000
--------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/04 1,3,4                      4,970,000           24,850
--------------------------------------------------------------------------------------------------------------------
Sovereign Bancorp, Inc., 10.50% Sr. Unsec. Nts., 11/15/06                                1,000,000        1,191,293
--------------------------------------------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                                3,800,000        4,351,000
                                                                                                     ---------------
                                                                                                         31,422,128

--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.3%
Finova Group, Inc. (The), 7.50% Nts., 11/15/09                                           8,848,000        5,507,880
--------------------------------------------------------------------------------------------------------------------
Global Cash Access LLC/Global Cash Finance Corp.,
8.75% Sr. Sub. Nts., 3/15/12 7                                                           1,600,000        1,672,000
--------------------------------------------------------------------------------------------------------------------
LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts., 3/2/07                                  5,900,000        6,239,250
--------------------------------------------------------------------------------------------------------------------
Noteco Ltd.:
6.18% Nts., Series B, 6/30/25 2 [GBP]                                                      410,000          572,674
6.68% Nts., Series A1, 6/30/15 2 [GBP]                                                     485,000          870,188
--------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.375% Unsec. Unsub. Nts., 12/15/14                  8,570,000        9,576,975
--------------------------------------------------------------------------------------------------------------------
SBS Agro Finance BV, 10.25% Bonds, 7/21/00 1,3,4                                        14,961,000               --
                                                                                                     ---------------
                                                                                                         24,438,967

--------------------------------------------------------------------------------------------------------------------
INSURANCE--0.1%
Arbor I Ltd., 16.61% Nts., 6/15/06 1,2                                                   6,250,000        6,374,063
--------------------------------------------------------------------------------------------------------------------
Conseco, Inc., Escrow Shares, 6/15/09 12                                                 3,050,000               --
                                                                                                     ---------------
                                                                                                          6,374,063

--------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.6%
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                                                   2,609,000        2,811,198
--------------------------------------------------------------------------------------------------------------------
Felcor Suites LP, 7.375% Sr. Nts., 10/1/04                                               2,200,000        2,255,000
--------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08                                  6,300,000        6,575,625
--------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 9.50% Sr. Nts., 1/15/07                                                5,000,000        5,625,000
--------------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.:
9.125% Sr. Unsec. Nts., 1/15/11                                                          4,850,000        5,128,875
10.50% Sr. Unsec. Nts., 6/15/09                                                          2,800,000        3,024,000
--------------------------------------------------------------------------------------------------------------------
Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts.,
Series B, 4/1/08                                                                        15,590,000       16,174,625
                                                                                                     ---------------
                                                                                                         41,594,323

                     28 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL     MARKET VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.1%
Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27                                 $    5,250,000   $    5,302,500
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.2%
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.2%
Fisher Scientific International, Inc., 8.125% Sr. Sub. Nts., 5/1/12                      2,953,000        3,292,595
--------------------------------------------------------------------------------------------------------------------
HMP Equity Holdings Corp., Units (each unit consists of $1,000 principal amount of 15.43% sr. sec. disc. nts., 5/15/08 and one warrant
to purchase 2.8094 shares of Huntsman Corp. common stock) 8,15                           3,500,000        2,467,500
--------------------------------------------------------------------------------------------------------------------
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12 7                      1,550,000        1,581,000
--------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12                           4,150,000        4,627,250
--------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Nts., 11/1/11 7                           2,450,000        2,658,250
--------------------------------------------------------------------------------------------------------------------
Vanguard Health Systems, Inc., 9.75% Sr. Unsec. Sub. Nts., 8/1/11                          550,000          595,375
                                                                                                     ---------------
                                                                                                         15,221,970

--------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.0%
Alliance Imaging, Inc., 10.375% Sr. Unsec. Sub. Nts., 4/15/11                              800,000          802,000
--------------------------------------------------------------------------------------------------------------------
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                                     2,800,000        2,870,000
--------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc., 9.50% Sr. Unsec. Sub. Nts., 7/1/10 1                  1,900,000        2,132,750
--------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08 1                           3,290,000        3,594,325
--------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08 1 [DEM]                    1,700,000        1,156,278
--------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred Nts., 6/15/11            3,000,000        3,330,000
--------------------------------------------------------------------------------------------------------------------
Genesis Healthcare Corp., 8% Sr. Sub. Nts., 10/15/13 7                                   1,450,000        1,551,500
--------------------------------------------------------------------------------------------------------------------
Hanger Orthopedic Group, Inc., 10.375% Sr. Nts., 2/15/09 1                               2,850,000        3,220,500
--------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.30% Sr. Unsec. Nts., 10/1/12                                                3,900,000        4,094,505
--------------------------------------------------------------------------------------------------------------------
Healthsouth Corp., 7.625% Nts., 6/1/12                                                  10,500,000       10,368,750
--------------------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12                          3,300,000        3,778,500
--------------------------------------------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12                                    3,700,000        4,273,500
--------------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts., 6/1/09 1                 2,986,000        3,523,480
--------------------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., 10% Sr. Sub. Nts., 10/1/13 7                              2,450,000        2,560,250
--------------------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12                              5,200,000        5,616,000
--------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
5.375% Sr. Unsec. Nts., 11/15/06                                                           900,000          850,500
6.375% Sr. Nts., 12/1/11                                                                 3,631,000        3,158,970
--------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 8.75% Sr. Unsec. Nts., Series B, 5/1/09                           4,000,000        4,380,000
--------------------------------------------------------------------------------------------------------------------
US Oncology, Inc., 9.625% Sr. Sub. Nts., 2/1/12                                          1,600,000        1,904,000
                                                                                                     ---------------
                                                                                                         63,165,808

--------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.0%
 aaiPharma, Inc., 11% Sr. Sub. Nts., 4/1/10                                              1,200,000          966,000


                     29 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL     MARKET VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--3.7%
--------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.4%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11                      $    2,900,000   $    3,219,000
--------------------------------------------------------------------------------------------------------------------
American Plumbing & Mechanical, Inc., 11.625% Sr. Sub. Nts.,
Series B, 10/15/08 1,3,4                                                                 6,700,000        1,206,000
--------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8.50% Sr. Unsec. Nts., 10/1/10                                                           1,400,000        1,505,000
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                                      1,800,000        1,656,000
9.50% Sr. Unsec. Sub. Nts., 11/1/08                                                      2,500,000        2,412,500
--------------------------------------------------------------------------------------------------------------------
K&F Industries, Inc., 9.625% Sr. Unsec. Sub. Nts., 12/15/10                              2,100,000        2,362,500
--------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 7.625% Sr. Sub. Nts., 6/15/12                                  1,700,000        1,878,500
--------------------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12                                    2,150,000        2,365,000
--------------------------------------------------------------------------------------------------------------------
TransDigm, Inc., 8.375% Sr. Sub. Nts., 7/15/11                                           3,100,000        3,301,500
--------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                                 1,963,000        2,267,265
11% Sr. Sub. Nts., 2/15/13                                                               1,623,000        1,947,600
--------------------------------------------------------------------------------------------------------------------
Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11 7                                 1,350,000        1,404,000
                                                                                                     ---------------
                                                                                                         25,524,865

--------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.0%
Atlas Air, Inc.:
9.25% Sr. Nts., 4/15/08 3,4                                                              6,200,000        2,363,750
9.375% Sr. Unsec. Nts., 11/15/06 3,4                                                     2,700,000        1,029,375
                                                                                                     ---------------
                                                                                                          3,393,125

--------------------------------------------------------------------------------------------------------------------
AIRLINES--0.5%
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                                    22,273,000       22,022,429
--------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 7                                       10,237,000        9,673,965
                                                                                                     ---------------
                                                                                                        31,696,394

--------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Ainsworth Lumber Co. Ltd., 6.75% Sr. Nts., 3/15/14 7                                     1,200,000        1,212,000
--------------------------------------------------------------------------------------------------------------------
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                                 2,400,000        2,688,000
--------------------------------------------------------------------------------------------------------------------
Green Star Products, Inc., 10.15% Bonds, 6/24/10 7                                         547,981          574,605
--------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                                       2,178,000        2,417,580
--------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 9.875% Sr. Unsec. Sub. Nts., 6/15/11                                       1,150,000        1,299,500
                                                                                                     ---------------
                                                                                                          8,191,685


                     30 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL     MARKET VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.3%
Allied Waste North America, Inc.:
7.875% Sr. Nts., 4/15/13                                                            $    2,300,000   $    2,524,250
7.875% Sr. Unsec. Nts., Series B, 1/1/09                                                    46,000           48,070
8.50% Sr. Sub. Nts., 12/1/08                                                            10,300,000       11,587,500
8.875% Sr. Nts., Series B, 4/1/08                                                        9,800,000       11,049,500
9.25% Sr. Sec. Debs., Series B, 9/1/12                                                   6,250,000        7,140,625
10% Sr. Unsec. Sub. Nts., Series B, 8/1/09                                               1,900,000        2,047,250
--------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 1,3,4                    3,462,000           22,590
--------------------------------------------------------------------------------------------------------------------
Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06 3,4                                  10,175,000        1,806,063
--------------------------------------------------------------------------------------------------------------------
Buhrmann US, Inc., 12.25% Sr. Unsec. Sub. Nts., 11/1/09                                  2,500,000        2,762,500
--------------------------------------------------------------------------------------------------------------------
Coinmach Corp., 9% Sr. Nts., 2/1/10                                                      3,300,000        3,531,000
--------------------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07 1                              2,920,000        2,482,000
--------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
7.50% Sr. Nts., 5/1/11                                                                   1,500,000        1,588,125
9.875% Sr. Nts., 5/1/09                                                                  2,000,000        2,260,000
--------------------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07 1                     5,800,000        5,829,000
--------------------------------------------------------------------------------------------------------------------
IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09 1,3,4                      5,300,000               --
--------------------------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09 1                        2,341,000        2,389,763
--------------------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                                              5,900,000        6,519,500
--------------------------------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05 1                                                        5,150,000        4,686,500
--------------------------------------------------------------------------------------------------------------------
Safety-Kleen Corp., 9.25% Sr. Unsec. Nts., 5/15/09 1,3,4                                13,150,000        1,183,500
--------------------------------------------------------------------------------------------------------------------
Synagro Technologies, Inc., 9.50% Sr. Sub. Nts., 4/1/09                                  2,400,000        2,610,000
--------------------------------------------------------------------------------------------------------------------
United Rentals, Inc.:
6.50% Sr. Nts., 2/15/12 7                                                                6,100,000        6,100,000
7% Sr. Sub. Nts., 2/15/14 7                                                              8,800,000        8,316,000
                                                                                                     ---------------
                                                                                                         86,483,736

--------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Integrated Electrical Services, Inc.:
9.375% Sr. Sub. Nts., Series B, 2/1/09                                                     136,000          143,140
9.375% Sr. Sub. Nts., Series C, 2/1/09                                                   2,150,000        2,262,875
--------------------------------------------------------------------------------------------------------------------
URS Corp., 11.50% Sr. Unsec. Nts., 9/15/09 1                                             3,850,000        4,369,750
                                                                                                     ---------------
                                                                                                          6,775,765

--------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09 1                               2,500,000        2,075,000
--------------------------------------------------------------------------------------------------------------------
Riverside Forest Products Ltd., 7.875% Sr. Nts., 3/1/14 7                                1,600,000        1,664,000
                                                                                                     ---------------
                                                                                                          3,739,000

--------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.2%
Tyco International Group SA, 6.375% Nts., 10/15/11                                       9,200,000       10,077,919


                     31 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL     MARKET VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
MACHINERY--0.7%
Actuant Corp., 13% Sr. Sub. Nts., 5/1/09                                            $    1,977,000   $    2,540,445
--------------------------------------------------------------------------------------------------------------------
AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08                                                9,900,000       10,914,750
--------------------------------------------------------------------------------------------------------------------
Insilco Corp., 12% Sr. Sub. Nts., 8/15/07 1,3,4                                         10,550,000               --
--------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), 7.125% Sr. Nts., 11/1/13                                        650,000          695,500
--------------------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09 1                                                2,400,000        2,652,000
--------------------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07            10,400,000       10,244,000
--------------------------------------------------------------------------------------------------------------------
SPX Corp., 7.50% Sr. Nts., 1/1/13                                                        5,700,000        6,184,500
--------------------------------------------------------------------------------------------------------------------
Terex Corp.:
9.25% Sr. Unsec. Sub. Nts., 7/15/11                                                      2,700,000        3,037,500
10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11 1                                         5,500,000        6,297,500
--------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14 7                                      1,900,000        1,909,500
--------------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc., 10.50% Sr. Nts., 4/1/09                                            4,000,000        4,320,000
                                                                                                     ---------------
                                                                                                         48,795,695

--------------------------------------------------------------------------------------------------------------------
MARINE--0.2%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                                                 6,350,000        7,548,563
--------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc., 12% Sr. Sec. Nts., 7/15/05, 1,3,4                           5,400,000        1,384,020
--------------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts.,
6/30/07 1,3,4                                                                           11,650,000        5,868,688
                                                                                                     ---------------
                                                                                                         14,801,271

--------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.1%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                          2,000,000        2,070,000
--------------------------------------------------------------------------------------------------------------------
Stena AB, 9.625% Sr. Nts., 12/1/12                                                       2,150,000        2,451,000
                                                                                                     ---------------
                                                                                                          4,521,000

--------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.0%
Worldspan LP/Worldspan Financial Corp., 9.625% Sr. Nts., 6/15/11                         1,350,000        1,400,625
--------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.8%
--------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.1%
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 1,3,4                11,975,000        4,430,750
--------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.0%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                                    2,200,000        2,414,500
--------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08 1                               5,000,000        5,587,500
--------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 1,3,4 [EUR]                       2,116,376          117,037
--------------------------------------------------------------------------------------------------------------------
Globix Corp., 11% Sr. Nts., 4/26/08 1                                                      566,697          569,530
--------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 1,3                         1,921,661              192
--------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 1,3,4 [EUR]                                6,150,000          316,480
--------------------------------------------------------------------------------------------------------------------
Verado Holdings, Inc., 13% Sr. Disc. Nts., 4/15/08 1,3,4                                 5,700,000              570
                                                                                                     ---------------
                                                                                                          1,003,809

                     32 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL     MARKET VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.1%
Iron Mountain, Inc., 7.75% Sr. Sub. Nts., 1/15/15                                   $    8,150,000   $    8,598,250
--------------------------------------------------------------------------------------------------------------------
Titan Corp. (The), 8% Sr. Sub. Nts., 5/15/11 7                                           1,600,000        1,832,000
                                                                                                     ---------------
                                                                                                         10,430,250

--------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.5%
AMI Semiconductor, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/1/13                             3,083,000        3,614,818
--------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc.:
7.75% Sr. Nts., 5/15/13                                                                  3,900,000        3,997,500
9.25% Sr. Unsec. Sub. Nts., 2/15/08                                                      5,850,000        6,478,875
--------------------------------------------------------------------------------------------------------------------
ChipPAC International Co. Ltd., 12.75% Sr. Unsec. Sub. Nts., Series B, 8/1/09            4,000,000        4,380,000
--------------------------------------------------------------------------------------------------------------------
Micron Technology, Inc., 6.50% Sub. Nts., 9/30/05                                       14,000,000       14,000,000
                                                                                                     ---------------
                                                                                                         32,471,193

--------------------------------------------------------------------------------------------------------------------
MATERIALS--4.1%
--------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.3%
Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09                                            4,000,000        3,420,000
--------------------------------------------------------------------------------------------------------------------
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07                               1,700,000          688,500
--------------------------------------------------------------------------------------------------------------------
Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11                                 3,800,000        4,332,000
--------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                                           2,850,000        2,921,250
10.625% Sr. Unsec. Nts., 5/1/11                                                          2,650,000        2,868,625
--------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09                                                    14,350,000       14,672,875
10.125% Sr. Unsec. Sub. Nts., 7/1/09 [EUR]                                               3,300,000        3,872,878
13.09% Sr. Unsec. Disc. Nts., 12/31/09 8                                                14,040,000        6,528,600
--------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 9.875% Sr. Nts., 3/1/09                                      5,500,000        6,077,500
--------------------------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09 1                                    4,100,000        4,571,500
--------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.625% Sr. Sec. Nts., Series A, 5/1/07                                                   2,050,000        2,132,000
9.875% Sec. Nts., Series B, 5/1/07                                                       6,850,000        7,141,125
--------------------------------------------------------------------------------------------------------------------
Noveon, Inc., 11% Sr. Unsec. Sub. Nts., Series B, 2/28/11 1                              4,500,000        5,175,000
--------------------------------------------------------------------------------------------------------------------
OM Group, Inc., 9.25% Sr. Sub. Nts., 12/15/11                                            4,500,000        4,657,500
--------------------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08                                        2,557,668        2,429,785
--------------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc., 4.663% Sr. Sec. Nts., 12/31/06 1,2                                     809,925          781,578
--------------------------------------------------------------------------------------------------------------------
Polyone Corp., 8.875% Sr. Unsec. Nts., 5/1/12                                            4,900,000        4,777,500
--------------------------------------------------------------------------------------------------------------------
Rockwood Specialties, Inc., 10.625% Sr. Unsec. Sub. Nts., 5/15/11                        1,200,000        1,332,000
--------------------------------------------------------------------------------------------------------------------
Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09                                      2,000,000        1,960,000
--------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
10% Sr. Sec. Nts., 12/19/07 1                                                            1,938,280        1,880,132
11.25% Sr. Sub. Nts., 8/15/06 1,3,4                                                      7,915,000               --
--------------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11                                         1,500,000        1,665,000
                                                                                                     ---------------
                                                                                                         83,885,348

                     33 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL     MARKET VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Formica Corp., 10.875% Sr. Unsec. Sub. Nts., Series B, 3/1/09 1,3,4                 $    4,300,000   $      709,500
--------------------------------------------------------------------------------------------------------------------
Texas Industries, Inc., 10.25% Sr. Unsec. Nts., 6/15/11                                  3,200,000        3,664,000
                                                                                                     ---------------
                                                                                                          4,373,500

--------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.2%
Ball Corp.:
6.875% Sr. Unsec. Nts., 12/15/12 7                                                       2,200,000        2,389,750
7.75% Sr. Unsec. Nts., 8/1/06                                                            2,300,000        2,512,750
--------------------------------------------------------------------------------------------------------------------
Consumers International, Inc., 10.25% Sr. Sec. Nts., 4/1/05 1,3,4                        5,875,000           14,688
--------------------------------------------------------------------------------------------------------------------
Crown Euro Holdings SA:
9.50% Sr. Sec. Nts., 3/1/11                                                              3,600,000        4,059,000
10.875% Sr. Sec. Nts., 3/1/13                                                            1,850,000        2,164,500
--------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                  5,700,000        6,384,000
9.50% Sr. Sub. Nts., 8/15/13                                                             2,550,000        2,894,250
--------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25% Sr. Unsec. Nts., 10/1/12                                  1,300,000        1,423,500
--------------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                           3,200,000        3,632,000
--------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                             2,900,000        3,045,000
8.25% Sr. Unsec. Nts., 5/15/13                                                           1,500,000        1,552,500
8.75% Sr. Sec. Nts., 11/15/12                                                           12,500,000       13,656,250
8.875% Sr. Sec. Nts., 2/15/09                                                            5,800,000        6,293,000
--------------------------------------------------------------------------------------------------------------------
Pliant Corp., 0%/11.125% Sr. Sec. Disc. Nts., 6/15/09 7,13                               2,050,000        1,650,250
--------------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14 7                                             1,750,000        1,822,188
--------------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                                  4,700,000        5,158,250
9.25% Sr. Unsec. Nts., 2/1/08                                                            4,500,000        5,040,000
9.75% Sr. Unsec. Nts., 2/1/11                                                            7,900,000        8,867,750
--------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                       5,550,000        6,077,250
                                                                                                     ---------------
                                                                                                         78,636,876

--------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.0%
AK Steel Corp., 7.875% Sr. Unsec. Nts., 2/15/09                                          3,925,000        3,611,000
--------------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13 7                                       3,200,000        3,424,000
--------------------------------------------------------------------------------------------------------------------
Better Minerals & Aggregates Co., 13% Sr. Unsec. Sub. Nts., 9/15/09 1                    1,050,000          787,500
--------------------------------------------------------------------------------------------------------------------
California Steel Industries, Inc., 6.125% Sr. Nts., 3/15/14 7                            2,400,000        2,430,000
--------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 11.75% Sr. Sec. Nts., 4/15/08                                      4,750,000        5,343,750
--------------------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                                    2,550,000        2,741,250
--------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 1,3,4               1,586,000           15,860
--------------------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                                      1,000,000        1,142,500
--------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14 7                                          4,500,000        4,702,500
--------------------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                                    5,200,000        5,876,000


                     34 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL     MARKET VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
METALS & MINING Continued
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B, 10/15/06 1,3,4        $    4,500,000   $    4,140,000
--------------------------------------------------------------------------------------------------------------------
Keystone Consolidated Industries, Inc., 9.625% Sr. Sec. Nts., 8/1/07 1,3,4               5,700,000              570
--------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13 7                                 3,050,000        3,370,250
--------------------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                                                   9,595,000        5,325,225
--------------------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                                        1,100,000        1,221,000
--------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                                          3,700,000        3,727,750
--------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                          3,300,000        3,580,500
--------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                            2,000,000        2,245,000
--------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                             2,400,000        2,808,000
--------------------------------------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                                  2,200,000        2,519,000
10.75% Sr. Nts., 8/1/08                                                                  4,700,000        5,499,000
                                                                                                     ---------------
                                                                                                         64,510,655

--------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                                           1,700,000        1,861,046
--------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                                      1,450,000        1,566,000
--------------------------------------------------------------------------------------------------------------------
Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04 1,3,4                                    15,250,000        3,812,500
--------------------------------------------------------------------------------------------------------------------
Domtar, Inc., 10.85% Debs., 8/5/17 [CAD]                                                 1,700,000        1,854,420
--------------------------------------------------------------------------------------------------------------------
Fort James Corp.:
6.625% Sr. Unsec. Nts., 9/15/04                                                            500,000          510,000
6.875% Sr. Nts., 9/15/07                                                                 2,500,000        2,718,750
--------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp.:
8.125% Sr. Unsec. Nts., 5/15/11                                                         10,575,000       12,055,500
9.375% Sr. Unsec. Nts., 2/1/13                                                           6,400,000        7,568,000
--------------------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 3,4                             5,000,000        2,875,000
--------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Nts., 3/1/14 7                                       1,900,000        1,966,500
--------------------------------------------------------------------------------------------------------------------
PT Inti Indorayon Utama, 9.125% Sr. Nts., 10/15/04 1,3,4                                 4,025,000           60,375
                                                                                                     ---------------
                                                                                                         36,848,091

--------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.7%
--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.2%
360networks, Inc.:
13% Sr. Unsec. Nts., 5/1/08 1,3,4 [EUR]                                                  1,900,000              233
13% Sr. Unsec. Nts., 5/1/08 1,3,4                                                        1,100,000              110
--------------------------------------------------------------------------------------------------------------------
Adelphia Business Solutions, Inc., 12% Sr. Sub. Nts., 11/1/07 1,3,4                      2,490,000           18,675
--------------------------------------------------------------------------------------------------------------------
American Tower Corp., 9.375% Sr. Nts., 2/1/09                                            5,400,000        5,724,000
--------------------------------------------------------------------------------------------------------------------
COLO.com, Inc., 13.875% Sr. Nts., 3/15/10 1,3,4                                          5,289,071           79,336
--------------------------------------------------------------------------------------------------------------------
Concentric Network Corp., Escrow Shares, 12/15/07 1,12                                   4,085,000               --
--------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.50% Sr. Nts., 12/1/13                                  850,000          839,375


                     35 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL     MARKET VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Dex Media East LLC/Dex Media East Finance Co.,
9.875% Sr. Unsec. Nts., 11/15/09                                                    $    4,300,000   $    4,859,000
--------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10 7                                                                2,450,000        2,713,375
9.875% Sr. Sub. Nts., 8/15/13 7                                                          4,400,000        4,906,000
--------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 8% Nts., 11/15/13 7                                                     5,050,000        5,037,375
--------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/09 1,3,4                 6,628,368               --
--------------------------------------------------------------------------------------------------------------------
Focal Communications Corp.:
Escrow Shares, 2/15/08 12                                                                2,150,000               --
Escrow Shares, 1/15/10 12                                                                1,090,000               --
--------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 12.25% Sr. Disc. Nts., Series B, 3/1/09 3,4             6,950,000        2,502,000
--------------------------------------------------------------------------------------------------------------------
IPC Acquisition Corp., 11.50% Sr. Sub. Nts., 12/15/09                                    1,050,000        1,107,750
--------------------------------------------------------------------------------------------------------------------
KPNQwest BV, 8.875% Sr. Nts., 2/1/08 1,3,4 [EUR]                                         5,000,000           30,722
--------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 10.50% Sr. Disc. Nts., 12/1/08                             3,300,000        2,722,500
--------------------------------------------------------------------------------------------------------------------
MCI Communications Corp., 7.75% Sr. Unsec. Debs., 3/23/25 3,4                            2,150,000        1,720,000
--------------------------------------------------------------------------------------------------------------------
Nextlink Communications, Inc.:
Escrow Shares, 10/1/07 1,12                                                              9,283,000               --
Escrow Shares, 3/15/08 1,12                                                              7,300,000               --
Escrow Shares, 4/15/08 1,12                                                              2,750,000               --
Escrow Shares, 11/15/08 1,12                                                             5,200,000               --
Escrow Shares, 6/1/09 1,12                                                               1,400,000               --
--------------------------------------------------------------------------------------------------------------------
Qwest Corp.:
7.20% Unsec. Nts., 11/1/04                                                               2,000,000        2,060,000
8.875% Nts., 3/15/12 7                                                                   7,200,000        8,208,000
--------------------------------------------------------------------------------------------------------------------
Qwest Services Corp., 13.50% Nts., 12/15/10 7                                            9,900,000       11,558,250
--------------------------------------------------------------------------------------------------------------------
Telewest Communications plc:
0%/9.25% Sr. Disc. Nts., 4/15/09 3,13                                                   11,300,000        5,876,000
0%/9.875% Sr. Disc. Nts., 4/15/09 3,4,13 [GBP]                                           9,500,000        7,682,214
--------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,3,4                                           4,835,000               --
--------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC/Time Warner Telecom, Inc.,
9.75% Sr. Nts., 7/15/08                                                                  8,500,000        7,926,250
--------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11                          1,200,000        1,113,000
--------------------------------------------------------------------------------------------------------------------
Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08 1,3,4                                        9,480,000               --
                                                                                                     ---------------
                                                                                                         76,684,165

--------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.5%
Alamosa Delaware, Inc., 12.50% Sr. Unsec. Nts., 2/1/11                                   5,600,000        6,048,000
--------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                                  1,475,000        1,423,375
--------------------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 12.25% Sr. Sub. Disc. Nts., 8/1/08 8                        6,000,000        4,245,000
--------------------------------------------------------------------------------------------------------------------
Arch Wireless Holdings, Inc., 12% Sub. Nts., 5/15/09                                       132,182          155,314
--------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 1,3,4                        21,148,000               --


                     36 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL     MARKET VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Centennial Cellular Operating Co./Centennial Communications Corp.,
10.125% Sr. Nts., 6/15/13                                                           $    5,100,000   $    5,278,500
--------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                                                                 4,100,000        3,239,000
10.875% Sr. Unsec. Nts., 7/1/10                                                          6,800,000        6,052,000
--------------------------------------------------------------------------------------------------------------------
Horizon PCS, Inc., 13.75% Sr. Nts., 6/15/11 3,4                                          1,000,000          255,000
--------------------------------------------------------------------------------------------------------------------
IPCS, Inc., 0%/14% Sr. Unsec. Disc. Nts., 7/15/10 3,4,13                                 2,200,000          605,000
--------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc.:
0%/14.50% Sr. Unsec. Disc. Nts., 4/15/10 1,3,4                                           5,400,000          810,000
12.50% Sr. Nts., 4/15/10 1,3,4                                                           5,775,000        1,039,500
--------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
7.375% Sr. Nts., 8/1/15                                                                  2,170,000        2,359,875
9.375% Sr. Unsec. Nts., 11/15/09                                                        16,250,000       17,753,125
9.50% Sr. Unsec. Nts., 2/1/11                                                            3,300,000        3,778,500
--------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc.:
11% Sr. Unsec. Nts., 3/15/10                                                             1,400,000        1,561,000
12.50% Sr. Nts., 11/15/09                                                                6,639,000        7,834,020
--------------------------------------------------------------------------------------------------------------------
Orbcomm Global LP, Escrow Shares, 8/15/04 1,12                                          15,930,000               --
--------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
8.25% Sr. Sec. Nts., 3/15/12 7                                                           1,600,000        1,644,000
9.625% Sr. Sub. Nts., Series B, 5/15/08                                                  4,300,000        3,945,250
9.75% Sr. Sub. Nts., 1/15/10                                                             5,400,000        4,860,000
9.875% Sr. Nts., 2/1/10                                                                  4,550,000        4,584,125
--------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 10.25% Sr. Unsec. Nts., 2/1/09                                 1,100,000        1,089,000
--------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc., 8.25% Sr. Nts., 5/15/10 1                                             2,050,000        2,203,750
--------------------------------------------------------------------------------------------------------------------
Triton PCS, Inc.:
8.50% Sr. Unsec. Nts., 6/1/13                                                            3,200,000        3,424,000
8.75% Sr. Unsec. Sub. Nts., 11/15/11                                                     1,200,000        1,140,000
9.375% Sr. Unsec. Sub. Nts., 2/1/11                                                      2,300,000        2,231,000
--------------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11 7                                       2,600,000        2,548,000
--------------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B, 11/1/09 13            8,800,000        8,272,000
--------------------------------------------------------------------------------------------------------------------
USA Mobile Communications, Inc., II, Escrow Shares, 11/1/04 1,12                         5,885,000               --
--------------------------------------------------------------------------------------------------------------------
Western Wireless Corp., 9.25% Sr. Unsec. Nts., 7/15/13                                   3,200,000        3,304,000
                                                                                                     ---------------
                                                                                                        101,682,334

--------------------------------------------------------------------------------------------------------------------
UTILITIES--3.2%
--------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.3%
AES Corp. (The):
5.22% Nts., 1/1/15 [GBP]                                                                   557,000        1,123,492
6.22% Nts., 1/1/20 [GBP]                                                                   105,000          211,789
8.75% Sr. Sec. Nts., 5/15/13 7                                                           8,100,000        8,950,500
--------------------------------------------------------------------------------------------------------------------
Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B, 12/15/09                    2,511,000        2,837,430


                     37 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL     MARKET VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
Calpine Corp.:
7.625% Sr. Nts., 4/15/06                                                            $    8,050,000   $    7,124,250
8.75% Sr. Nts., 7/15/07                                                                  5,700,000        4,531,500
8.75% Sr. Sec. Nts., 7/15/13 7                                                           3,900,000        3,588,000
9.875% Sr. Sec. Nts., 12/1/11 7                                                          5,800,000        5,611,500
--------------------------------------------------------------------------------------------------------------------
Central Termica Guemes SA, 2% Nts., 1/1/12 1                                             5,422,500          542,250
--------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                                  1,200,000        1,239,000
7.75% Sr. Nts., 8/1/10 7                                                                 1,550,000        1,615,875
8.50% Sr. Nts., 4/15/11                                                                  2,500,000        2,681,250
9.875% Sr. Unsec. Nts., 10/15/07                                                         3,110,000        3,444,325
--------------------------------------------------------------------------------------------------------------------
CMS Energy X-TRAS Pass-Through Trust I, 7% Sr. Unsec
Pass-Through Certificates, 1/15/05                                                       5,200,000        5,304,000
--------------------------------------------------------------------------------------------------------------------
Edison Mission Energy:
9.875% Sr. Unsec. Nts., 4/15/11                                                          1,900,000        2,009,250
10% Sr. Unsec. Nts., 8/15/08                                                             5,200,000        5,499,000
--------------------------------------------------------------------------------------------------------------------
El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11                       4,000,000        4,686,592
--------------------------------------------------------------------------------------------------------------------
Funding Corp./Beaver Valley Funding Corp., 9% Second Lease
Obligation Bonds, 6/1/17                                                                   956,000        1,132,917
--------------------------------------------------------------------------------------------------------------------
Messer Griesheim Holding AG, 10.375% Sr. Nts., 6/1/11 [EUR]                              3,000,000        4,410,214
--------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC:
7.625% Sr. Unsec. Nts., 5/1/06 3,4                                                       2,300,000        1,713,500
8.30% Sr. Unsec. Nts., 5/1/11 3,4                                                          700,000          519,750
--------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.,
8.50% Sr. Sec. Nts., 9/1/10                                                              1,550,000        1,705,000
--------------------------------------------------------------------------------------------------------------------
PG&E Corp., 6.875% Sr. Sec. Nts., 7/15/08 7                                              3,100,000        3,398,375
--------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                             3,850,000        4,196,500
9.50% Sr. Sec. Nts., 7/15/13                                                             3,000,000        3,322,500
--------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 9.75% Sr. Unsec. Nts., 5/15/07                                      1,200,000        1,393,500
                                                                                                     ---------------
                                                                                                         82,792,259

--------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--1.0%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.,
8.875% Sr. Unsec. Nts., Series B, 5/20/11 9                                              6,400,000        7,120,000
--------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875% Sr. Nts., 3/15/10                                               1,800,000        2,007,000
--------------------------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                                           4,835,000        4,351,500
--------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                               4,625,000        4,035,313
--------------------------------------------------------------------------------------------------------------------
SEMCO Energy, Inc.:
7.125% Sr. Nts., 5/15/08                                                                 1,200,000        1,266,000
7.75% Sr. Nts., 5/15/13                                                                  1,200,000        1,284,000


                     38 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL     MARKET VALUE
                                                                                            AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
GAS UTILITIES Continued
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                                 $    3,100,000   $    2,991,500
8% Sr. Unsub. Nts., 3/1/32                                                               4,500,000        4,646,250
8.875% Sr. Nts., 3/15/10                                                                 2,700,000        3,010,500
--------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                         14,050,000       14,576,875
--------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), 7.125% Nts., 9/1/11                                          18,450,000       19,464,750
                                                                                                     ---------------
                                                                                                         64,753,688

--------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.9%
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19                                3,838,750        4,150,648
--------------------------------------------------------------------------------------------------------------------
Aquila, Inc., 7% Sr. Unsec. Nts., 7/15/04                                                1,000,000        1,007,500
--------------------------------------------------------------------------------------------------------------------
Calpine Canada Energy Finance ULC, 8.50% Sr. Unsec. Nts., 5/1/08                         5,950,000        4,432,750
--------------------------------------------------------------------------------------------------------------------
Consumers Energy Co.:
6.375% Sr. Sec. Nts., 2/1/08                                                             1,200,000        1,326,832
7.375% Nts., 9/15/23                                                                     1,900,000        1,974,431
--------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                   18,850,000       16,493,750
8.75% Sr. Nts., 2/15/12                                                                  6,950,000        6,602,500
10.125% Sr. Sec. Nts., 7/15/13 7                                                         7,700,000        8,489,250
--------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                            8,300,000        7,739,750
--------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12 1                                                                      3,133,370        3,221,496
--------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), 8.625% Sr. Nts., 6/1/10                                       5,400,000        5,967,000
--------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08                                 1,100,000        1,148,125
                                                                                                     ---------------
                                                                                                         62,554,032

--------------------------------------------------------------------------------------------------------------------
WATER UTILITIES--0.0%
National Waterworks, Inc., 10.50% Sr. Unsec. Sub. Nts., Series B, 12/1/12 1              1,900,000        2,156,500
                                                                                                     ---------------
Total Corporate Bonds and Notes (Cost $2,018,025,203)                                                 1,956,415,903

                                                                                           SHARES
--------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.9%
--------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,4,14                                338,141            3,381
--------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 11.125% Cum., Series M, Non-Vtg. 14                                     85,396        8,936,691
--------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 14.25% Jr. Sub. Debs., Non-Vtg. 1,4                                    255,000       12,303,750
--------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F
(converts into Dobson Communications Corp., Cl. A common stock), Non-Vtg                     6,800          851,511
--------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 1,4,14                        11,723            1,172
--------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. 1,4               39,000        3,402,750
--------------------------------------------------------------------------------------------------------------------
Focal Communications Corp., Cv., Series A 4                                                 16,834          170,023
--------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,4,14                                     5,773               --
--------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 13.50% Exchangeable, Series B 1,4,14                            1                38


                     39 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
-------------------------------------------------------------------------------

                                                                                                    MARKET VALUE
                                                                                        SHARES        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS Continued
-----------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 2.50% Cv., Series A 4                                                   6,516   $        47,697
-----------------------------------------------------------------------------------------------------------------
Metrocall Holdings, Inc., 15% Cum., Series A 1                                           2,352            32,952
-----------------------------------------------------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable,
Non-Vtg. 1,4,14                                                                         96,993                --
-----------------------------------------------------------------------------------------------------------------
Paxson Communications Corp.:
14.25% Cum. 4,14                                                                            --             3,059
14.25% Cum. Jr. Exchangeable, Non-Vtg. 14                                                1,550        13,988,750
-----------------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust, 11%                                          49,500         3,019,500
-----------------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg                                                     305             1,639
-----------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 4,14                             10,825         9,661,313
-----------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 1                        57,800         8,973,450
-----------------------------------------------------------------------------------------------------------------
XO Communications, Inc., 14% Cum. Sr. Exchangeable Redeemable, Non-Vtg. 1,4,14               3                --
-----------------------------------------------------------------------------------------------------------------
Ziff Davis Holdings, Inc., 10%, Series E-1 1,4                                             240             6,000
                                                                                                 ----------------
Total Preferred Stocks (Cost $84,192,552)                                                             61,403,676

-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS--2.9%
-----------------------------------------------------------------------------------------------------------------
AboveNet, Inc.4                                                                          9,411           357,618
-----------------------------------------------------------------------------------------------------------------
ACE Ltd.                                                                                29,100         1,241,406
-----------------------------------------------------------------------------------------------------------------
Adelphia Business Solutions, Inc. 4                                                      6,272               188
-----------------------------------------------------------------------------------------------------------------
AES Drax Group Ltd.                                                                    105,000                --
-----------------------------------------------------------------------------------------------------------------
AES Corp. (The) 4                                                                      144,600         1,233,438
-----------------------------------------------------------------------------------------------------------------
Aetna, Inc.                                                                             16,187         1,452,298
-----------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                          28,800         1,309,248
-----------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                      19,600         1,279,488
-----------------------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                                       37,200         1,224,624
-----------------------------------------------------------------------------------------------------------------
American Greetings Corp., Cl. A 4                                                       56,500         1,286,505
-----------------------------------------------------------------------------------------------------------------
Andrew Corp. 4                                                                          69,000         1,207,500
-----------------------------------------------------------------------------------------------------------------
Arch Wireless, Inc., Cl. A 4                                                            53,116         1,714,053
-----------------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                           26,500         1,231,985
-----------------------------------------------------------------------------------------------------------------
AT&T Corp.                                                                              63,800         1,248,566
-----------------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                          44,900         1,419,738
-----------------------------------------------------------------------------------------------------------------
Avaya, Inc.4                                                                            73,900         1,173,532
-----------------------------------------------------------------------------------------------------------------
Banco Bradesco SA, Sponsored ADR                                                        62,895         3,028,394
-----------------------------------------------------------------------------------------------------------------
Banco Itau Holding Financeira SA, ADR                                                   63,470         2,968,492
-----------------------------------------------------------------------------------------------------------------
Bank Pekao SA, GDR 4                                                                   124,192         4,172,851
-----------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                                           14,641         1,283,723
-----------------------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes SA, ADR                                                   113,395         3,872,439
-----------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                              21,900         1,393,497
-----------------------------------------------------------------------------------------------------------------
Calpine Corp. 4                                                                        243,000         1,134,810


                     40 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                    MARKET VALUE
                                                                                        SHARES        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
-----------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                             18,237   $     1,375,617
-----------------------------------------------------------------------------------------------------------------
Cavco Industries, Inc.                                                                     770            28,375
-----------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.                                                               122,000         1,394,460
-----------------------------------------------------------------------------------------------------------------
Centex Corp.                                                                            23,630         1,277,438
-----------------------------------------------------------------------------------------------------------------
Cesky Telecom AS, GDR                                                                  241,631         3,077,243
-----------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 4                                        45,220         1,937,677
-----------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                875,000        11,725,000
-----------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                                     14,400         1,264,032
-----------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc 4                                                    88,293         1,840,909
-----------------------------------------------------------------------------------------------------------------
Classic Cable, Inc. 4                                                                    7,208                --
-----------------------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR                                                 207,395         4,147,900
-----------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                          18,460         1,288,693
-----------------------------------------------------------------------------------------------------------------
Conseco, Inc. 4                                                                        142,199         3,293,329
-----------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                             13,930         1,335,887
-----------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc 4                                                      168,383           424,325
-----------------------------------------------------------------------------------------------------------------
Crane Co.                                                                               40,600         1,339,800
-----------------------------------------------------------------------------------------------------------------
Criimi MAE, Inc. 4                                                                     431,792         4,814,481
-----------------------------------------------------------------------------------------------------------------
Dana Corp.                                                                              58,700         1,165,782
-----------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                      22,529         1,310,061
-----------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. 4                                                     437,675         1,011,905
-----------------------------------------------------------------------------------------------------------------
Dynegy, Inc. 4                                                                         302,300         1,197,108
-----------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                                      519            30,543
-----------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc. 4                                                                  1,745           101,908
-----------------------------------------------------------------------------------------------------------------
Edison International                                                                    55,017         1,336,363
-----------------------------------------------------------------------------------------------------------------
Equinix, Inc. 4                                                                        133,114         4,820,191
-----------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                                       24,300         1,313,415
-----------------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp.                                                             28,900         1,297,610
-----------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                             20,772         1,226,794
-----------------------------------------------------------------------------------------------------------------
Gedeon Richter Rt, Sponsored GDR 4                                                      16,364         1,867,787
-----------------------------------------------------------------------------------------------------------------
General Motors Corp.                                                                    26,749         1,259,878
-----------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Liquidating Trust 1,4,12                                    6,475                --
-----------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Series B, Escrow Shares 1,4,12                                625                --
-----------------------------------------------------------------------------------------------------------------
Globix Corp. 4                                                                         100,917           332,017
-----------------------------------------------------------------------------------------------------------------
Horizon Natural Resources Co. 1,4                                                      133,333                --
-----------------------------------------------------------------------------------------------------------------
Humana, Inc. 4                                                                          60,500         1,150,710
-----------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 1,4                                             276,705           179,858
-----------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                 31,300         1,313,035
-----------------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc. 4                                                             74,800         1,225,224
-----------------------------------------------------------------------------------------------------------------


                     41 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
-------------------------------------------------------------------------------

                                                                                                    MARKET VALUE
                                                                                        SHARES        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
-----------------------------------------------------------------------------------------------------------------
John Hancock Financial Services, Inc.                                                   30,620   $     1,337,788
-----------------------------------------------------------------------------------------------------------------
KB Home                                                                                 16,956         1,370,045
-----------------------------------------------------------------------------------------------------------------
KGHM Polska Miedz SA, GDR 4                                                             97,571         1,614,800
-----------------------------------------------------------------------------------------------------------------
Komercni Banka AS, GD 4                                                                148,473         5,932,981
-----------------------------------------------------------------------------------------------------------------
Ladish Co., Inc. 4                                                                      30,000           263,400
-----------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                          14,900         1,234,763
-----------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                  27,500         1,301,300
-----------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                                 51,600         1,331,280
-----------------------------------------------------------------------------------------------------------------
Magyar Tavkozlesi Rt, Sponsored ADR 4                                                  113,583         2,597,643
-----------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                7,919           234,244
-----------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                      36,028         1,213,063
-----------------------------------------------------------------------------------------------------------------
MBIA, Inc.                                                                              19,600         1,228,920
-----------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                           36,900         1,316,592
-----------------------------------------------------------------------------------------------------------------
Metrocall Holdings, Inc. 4                                                              34,005         2,369,128
-----------------------------------------------------------------------------------------------------------------
Metromedia, Escrow Shares 4,12                                                      10,100,000                --
-----------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc. 4                                                    45,738           877,870
-----------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., Cl. A 4                                                381             7,305
-----------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., Cl. B 4                                             45,465           864,847
-----------------------------------------------------------------------------------------------------------------
MOL Magyar Olaj-es Gazipari Rt, Sponsored GDR 4                                         69,283         2,424,905
-----------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                         32,935         1,314,107
-----------------------------------------------------------------------------------------------------------------
NTL, Inc. 4                                                                            259,147        15,406,289
-----------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                              27,987         1,288,801
-----------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp 4                                                                 59,342           743,555
-----------------------------------------------------------------------------------------------------------------
OTP Bank Rt, GDR 4                                                                     136,908         5,132,681
-----------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp. 4                                                                    14,500         1,184,070
-----------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 4                                                                   165,394           875,761
-----------------------------------------------------------------------------------------------------------------
Polski Koncern Naftowy Orlen SA, GDR 4                                                 278,793         4,070,378
-----------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 4                                                             6,989            94,352
-----------------------------------------------------------------------------------------------------------------
Prandium, Inc 4,16                                                                   1,019,757            71,383
-----------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 1,4,16                                                           799,833                --
-----------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                                       23,526         1,308,046
-----------------------------------------------------------------------------------------------------------------
Sears Roebuck & Co.                                                                     27,026         1,161,037
-----------------------------------------------------------------------------------------------------------------
Southern Pacific Funding Corp., Liquidating Trust 1,4,12                             7,946,502                --
-----------------------------------------------------------------------------------------------------------------
St. Paul Cos., Inc.                                                                     30,600         1,224,306
-----------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 4                                                              10,078           262,028
-----------------------------------------------------------------------------------------------------------------
Telekomunikacja Polska SA, GDR 4                                                       952,980         3,840,509
-----------------------------------------------------------------------------------------------------------------
Toys 'R' Us, Inc. 4                                                                     82,900         1,392,720
-----------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., Cl. B                                                71,600         1,236,532



                     42 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                    MARKET VALUE
                                                                                        SHARES        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
-----------------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 1,4                                                                56,750   $       419,950
-----------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                               46,000         1,318,360
-----------------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 4                                                       2,261,452        19,199,727
-----------------------------------------------------------------------------------------------------------------
Viatel Holding Ltd. (Bermuda) 1,4                                                       37,131            57,553
-----------------------------------------------------------------------------------------------------------------
Walter Industries, Inc.                                                                 60,000           716,400
-----------------------------------------------------------------------------------------------------------------
Wilshire Financial Services Group, Inc. 4                                              560,000         5,527,200
-----------------------------------------------------------------------------------------------------------------
WRC Media Corp. 1,4                                                                     15,559               311
-----------------------------------------------------------------------------------------------------------------
XO Communications, Inc. 4                                                               28,777           143,309
                                                                                                 ---------------
Total Common Stocks (Cost $183,115,002)                                                              193,449,987

                                                                                         UNITS
-----------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--1.4%
-----------------------------------------------------------------------------------------------------------------
AboveNet, Inc. Wts.:
Exp. 9/8/08 1,4                                                                          3,961           114,869
Exp. 9/8/10 1,4                                                                          4,660            91,468
-----------------------------------------------------------------------------------------------------------------
American Tower Corp. Wts., Exp. 8/1/08 1,4                                               6,000           855,000
-----------------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 1,4                                                  2,200             2,475
-----------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp. Wts.:
Exp. 9/1/04 4                                                                           36,061             2,571
Exp. 5/1/05 1,4                                                                         27,926               279
-----------------------------------------------------------------------------------------------------------------
Citigroup, Inc. Litigation Wts., Exp. 12/31/50 4                                        48,080            47,118
-----------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,4                                                    6,350                64
-----------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 1,4                                         4,650                --
-----------------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/1/08 1,4                                    18,300               183
-----------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05 1,4                                      5,225                52
-----------------------------------------------------------------------------------------------------------------
Focal Communications Corp. Wts.:
Exp. 6/19/06 4                                                                           6,601            23,764
Exp. 6/19/08 4                                                                          33,008                --
-----------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 1,4                                                34,425             4,647
-----------------------------------------------------------------------------------------------------------------
Horizon PCS, Inc. Wts., Exp. 10/1/10 1,4                                                11,000                --
-----------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 1,4                                         46,860               469
-----------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 1,4                                                                        69,399               347
Exp. 5/16/06 1,4                                                                           103                --
-----------------------------------------------------------------------------------------------------------------
Imperial Credit Industries, Inc. Wts., Exp. 1/31/08 1,4                                 86,946                --
-----------------------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07 1,4                                                     7,780                --
-----------------------------------------------------------------------------------------------------------------
IPCS, Inc. Wts., Exp. 6/15/10 1,4                                                        6,600                66
-----------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. Wts., Exp. 4/15/10 1,4                                 6,700                --
-----------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 1,4                                 4,160                --
-----------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 1,4                                 6,250                63


                     43 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
-------------------------------------------------------------------------------

                                                                                                    MARKET VALUE
                                                                                         UNITS        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES Continued
-----------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc. Wts., Exp. 4/16/07 4                                                    14,440   $         7,220
-----------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc.:
Cl. A Wts., Exp. 5/1/05 4                                                               16,888            76,971
Cl. B Wts., Exp. 5/1/08 4                                                               28,147           149,917
-----------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc. Rts., Exp. 4/28/04 4                                 91,584            41,811
-----------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts., Exp. 7/15/05 1,4                                       5,800                58
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc. All Country Asia Free
(except for Japan) Wts., Exp. 3/4/05 4                                               1,413,050        22,314,462
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc. Basket of Countries Wts., Exp. 3/4/05 4               2,187,446        32,150,863
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital III, Inc. All Country Asia Free
(except for Japan) Wts., Exp. 3/4/05 4                                               2,733,566        35,335,988
-----------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,4                                                      8,000                80
-----------------------------------------------------------------------------------------------------------------
PLD Telekom, Inc. Wts., Exp. 6/1/06
(cv. into Metromedia International Group, Inc.) 1,4                                     16,650               167
-----------------------------------------------------------------------------------------------------------------
Protection One, Inc. Wts., Exp. 6/30/05 1,4                                             13,440                --
-----------------------------------------------------------------------------------------------------------------
Real Time Data Co. Wts., Exp. 5/31/04 1,4                                            2,251,489                --
-----------------------------------------------------------------------------------------------------------------
Republic Technologies International LLC Wts., Exp. 7/15/09 1,4                           4,900                 5
-----------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 1,4                                        16,357             8,179
-----------------------------------------------------------------------------------------------------------------
Telergy, Inc. Wts., Exp. 9/25/10 1,4                                                    18,175                --
-----------------------------------------------------------------------------------------------------------------
Telus Corp. Wts., Exp. 9/15/05 4                                                        12,147            78,230
-----------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp. 4/15/20 1,4            18,600                --
-----------------------------------------------------------------------------------------------------------------
Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08 1,4                                      7,000             3,126
-----------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
Cl. A Wts., Exp. 1/16/10 4                                                              57,557           120,870
Cl. B Wts., Exp. 1/16/10 4                                                              43,168            71,227
Cl. C Wts., Exp. 1/16/10 4                                                              43,168            49,643
-----------------------------------------------------------------------------------------------------------------
Ziff Davis Holdings, Inc. Wts., Exp. 8/12/12 1,4                                        44,000            22,000
                                                                                                 ----------------
Total Rights, Warrants and Certificates (Cost $64,979,842)                                            91,574,252

                                                                                     PRINCIPAL
                                                                                        AMOUNT
-----------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--10.8%
-----------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Argentine Peso Unsec. Linked Nts., 7/6/04                                          $ 3,325,000         3,580,693
Brazilian Real Linked Nts., 23.18%, 5/20/04 8 [BRR]                                  7,236,940         2,435,237
Peruvian Sol Unsec. Linked Nts., 0.77%, 7/14/04 [PEN]                               33,968,057         9,729,001
-----------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc., Brazilian Real Unsec. Linked Nts.:
0.79%, 9/15/04                                                                      73,229,529        73,463,863
0.93%, 1/14/05                                                                      16,249,967        15,772,218


                     44 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                     PRINCIPAL      MARKET VALUE
                                                                                        AMOUNT        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
-----------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc., Colombia (Republic of)
Unsec. Credit Linked Nts.:
15%, 3/15/07 [COP]                                                              31,638,685,000   $    13,096,508
15%, 4/27/12 [COP]                                                              18,124,500,000         7,730,903
15%, 4/27/12 [COP]                                                              35,395,000,000        15,097,537
-----------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (Cayman), Russia (Government of)
Linked Bonds:
Series 24, 15%, 9/2/05 [RUR]                                                        82,770,000         3,294,083
Series 26, 15%, 3/11/05 [RUR]                                                       83,913,000         3,221,289
-----------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (Nassau Branch), U.S. Dollar/
Philippine Peso Linked Nts., 12.50%, 3/5/12 2 [PHP]                                804,270,000        14,070,967
-----------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International, U.S. Dollar/
South African Rand Linked Nts., Series FBi 43, 1.10%, 5/23/22 2                     13,740,000        13,282,458
-----------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Basket of Emerging Market Currencies Linked Nts., 0.75%, 4/26/04                    37,544,932        38,367,166
Turkey (Republic of) Treasury Bills Linked Nts., 23.72%, 4/27/05                    11,084,191         8,973,414
-----------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, Indonesia (Republic of) Recapitalization Linked Nts.:
13.15%, 3/22/10                                                                      7,546,272         7,998,584
13.15%, 9/15/10                                                                     14,093,095        14,846,119
14.275%, 12/22/13                                                                    5,687,574         6,470,884
14.275%, 12/23/13                                                                    8,273,242         9,648,043
15.425%, 9/22/10                                                                     7,296,142         8,392,162
-----------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, Moscow (City of) Linked Nts.:
10%, 5/27/05 2 [RUR]                                                               110,137,000         4,080,078
15%, 9/2/05 [RUR]                                                                  353,400,000        14,049,134
-----------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, Venezuela (Republic of) Credit Linked Nts.:
7.32%, 12/20/06 2                                                                   28,930,000        29,332,127
8.15%, 9/20/06 2                                                                    16,900,000        17,547,270
11.63%, 6/15/04 2                                                                   10,685,000        10,857,029
-----------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
EMBI Plus Turkey (Republic of) Linked Certificate of Deposit, 1.50%, 4/22/04        14,367,448        11,673,269
Polish Zloty/Euro Linked Certificate of Deposit, 0.91%, 4/7/04                       6,425,000         6,275,021
TRAC-X NA High Yield T1 Credit Linked Bonds, 7.375%, 3/25/09 7                      70,000,000        71,137,500
TRAC-X NA High Yield T3 Credit Linked Bonds, 8%, 3/25/09 7                         187,000,000       188,636,250
Venezuela (Republic of) Credit Linked Default Nts., 7.86%, 9/20/05 2                15,225,000        15,680,228
-----------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank, Venezuela (Republic of) Credit Linked
Certificate of Deposit:
7.81%, 9/20/05 2                                                                    15,385,000        15,803,472
7.96%, 9/20/05 2                                                                    15,225,000        15,652,823
-----------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield Targeted Return Index
Securities, Series 2004-1, 9.051%, 6/1/14 1,17                                       5,720,000         5,694,260
-----------------------------------------------------------------------------------------------------------------
Lehman Brothers International, Turkey (Republic of) Treasury Bills
Linked Nts., 20.91%, 8/25/05                                                        11,496,363         8,763,665
-----------------------------------------------------------------------------------------------------------------
Oak Capital Ltd. Catastrophe Linked Nts., 5.92%, 6/15/07 1,2                           250,000           256,750


                     45 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                     PRINCIPAL      MARKET VALUE
                                                                                        AMOUNT        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
-----------------------------------------------------------------------------------------------------------------
Parametric RE Ltd. Catastrophe Linked Nts., 5.52%, 11/19/07 2,7                 $    2,400,000   $     2,480,040
-----------------------------------------------------------------------------------------------------------------
Pioneer 2002 Ltd. Sec. Catastrophe Linked Nts.:
Series 2002, Cl. A-A, 7.17%, 6/15/06 2,7                                               250,000           256,388
Series 2002-1, Cl. E-A, 5.36%, 6/15/06 2                                             1,500,000         1,513,200
Series 2003-II, Cl. A, 7.11%, 6/15/06 1,2                                            6,250,000         6,439,375
Series 2003-II, Cl. B, 6.11%, 6/15/06 1,2                                            6,250,000         6,403,125
Series 2003-II, Cl. C, 6.86%, 6/15/06 1,2                                            6,250,000         6,365,313
-----------------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Fujiyama Ltd. Catastrophe Linked Nts.,
5.12%, 5/16/05 2,7                                                                   2,500,000         2,520,800
                                                                                                 ---------------
Total Structured Notes (Cost $704,062,317)                                                           710,888,246

                                                 DATE     STRIKE                     CONTRACTS
-----------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.1%
-----------------------------------------------------------------------------------------------------------------
Euro Call 1,4                                 6/28/04       1.24EUR                152,000,000         3,348,256
-----------------------------------------------------------------------------------------------------------------
Japanese Yen Call 1,4                         4/22/04     102.92JPY             44,106,000,000         1,411,392
-----------------------------------------------------------------------------------------------------------------
Japanese Yen Call 1,4                         5/13/04     102.50JPY              5,005,000,000           495,495
                                                                                                 ----------------
Total Options Purchased (Cost $8,194,583)                                                              5,255,143

                                                                                     PRINCIPAL
                                                                                        AMOUNT
-----------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--6.2%
-----------------------------------------------------------------------------------------------------------------
Undivided interest of 26.70% in joint repurchase agreement (Principal Amount/
Market Value $1,535,928,000, with a maturity value of $1,535,971,945) with
PaineWebber, Inc., 1.03%, dated 3/31/04, to be repurchased at $410,102,733 on 4/1/04, collateralized by Federal National Mortgage Assn., 4.50%,
10/1/33--3/1/34, with a value of $1,568,601,295 (Cost $410,091,000)             $  410,091,000       410,091,000

-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $7,250,899,847)                                        110.0%    7,266,904,419
-----------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                    (10.0)     (686,080,389)
                                                                                ---------------------------------
NET ASSETS                                                                               100.0%  $ 6,580,824,030
                                                                                =================================


                     46 | OPPENHEIMER STRATEGIC INCOME FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount, strike, contracts and notional amount are reported in U.S. Dollars, except for those denoted in the following currencies:


ARP    Argentine Peso              IDR    Indonesia Rupiah
AUD    Australian Dollar           INR    Indian Rupee
BRR    Brazilian Real              JPY    Japanese Yen
CAD    Canadian Dollar             KRW    South Korean Won
CHF    Swiss Franc                 NZD    New Zealand Dollar
COP    Colombian Peso              PEN    Peruvian New Sol
DEM    German Mark                 PHP    Philippines Peso
DKK    Danish Krone                PLZ    Polish Zloty
EUR    Euro                        RUR    Russian Ruble
FRF    French Franc                SEK    Swedish Krona
GBP    British Pound Sterling      TWD    New Taiwan Dollar
HUF    Hungary Forints             UYU    Uruguay Peso

1. Identifies issues considered to be illiquid or restricted. See Note 11 of Notes to Financial Statements.

2. Represents the current interest rate for a variable or increasing rate security.

3. Issue is in default. See Note 1 of Notes to Financial Statements.

4. Non-income producing security.

5. When-issued security to be delivered and settled after March 31, 2004. See
Note 1 of Notes to Financial Statements.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $33,262,268 or 0.51% of the Fund's net assets as of March 31, 2004.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $497,983,687 or 7.57% of the Fund's net assets as of March 31, 2004.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. Securities with an aggregate market value of $25,447,746 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.

10. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                                       CONTRACTS    EXPIRATION        EXERCISE                PREMIUM  MARKET VALUE
CALLS                            SUBJECT TO CALL         DATES           PRICE               RECEIVED    SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
Japanese Yen [JPY]                 84,560,000JPY       4/28/04          141.00JPY/EUR 18   $1,178,419      $  7,272
                                                                                           -------------------------

                                       CONTRACTS
PUTS                              SUBJECT TO PUT
--------------------------------------------------------------------------------------------------------------------
Japanese Yen [JPY]              9,703,000,000JPY        6/1/04          120.00JPY           1,811,228        19,406
Japanese Yen [JPY]              7,130,000,000JPY       6/10/04          111.00JPY             995,630       128,340
                                                                                           -------------------------
                                                                                            2,806,858       147,746
                                                                                           -------------------------
                                                                                           $3,985,277      $155,018
                                                                                           =========================

11. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

12. Received as the result of issuer reorganization. Currently has minimal market value.

13. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

14. Interest or dividend is paid-in-kind.


                     47 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

15. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.

16. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of March 31, 2004 amounts to $71,383. Transactions during the period in which the issuer was an affiliate are as follows:

                                SHARES                                  SHARES
                         SEPTEMBER 30,       GROSS         GROSS     MARCH 31,        UNREALIZED
                                  2003   ADDITIONS    REDUCTIONS          2004      DEPRECIATION
-------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Prandium, Inc.               1,019,757          --            --      1,019,757       $11,914,617
Premier Holdings Ltd.          799,833          --            --        799,833                --
                                                                                      -----------
                                                                                      $11,914,617
                                                                                      ===========

17. Interest rate represents a weighted average rate comprised of the underlying securities.

18. Represents cross currency strike price.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     48 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

March 31, 2004
------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of approximately $308,299,000)
--see accompanying statement of investments:
Unaffiliated companies (cost $7,238,913,847)                                          $ 7,266,833,036
Affiliated companies (cost $11,986,000)                                                        71,383
                                                                                      ----------------
                                                                                        7,266,904,419
------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $275,695)                                                      279,559
------------------------------------------------------------------------------------------------------
Collateral for securities loaned                                                          314,320,934
------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                      18,210,416
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                 84,710,877
Investments sold (including $2,772,722 sold on a when-issued basis)                        58,385,134
Shares of beneficial interest sold                                                          7,692,613
Futures margins                                                                             1,063,528
Other                                                                                          74,933
                                                                                      ----------------
Total assets                                                                            7,751,642,413

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Bank overdraft                                                                             66,991,980
------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                314,320,934
------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                       4,748,912
------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $3,985,277)
--see accompanying statement of investments                                                   155,018
------------------------------------------------------------------------------------------------------
Swaptions written, at value (premiums received $395,561)                                       61,165
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $668,872,342 purchased on a when-issued basis)           720,446,302
Swap contracts                                                                             27,835,618
Closed foreign currency contracts                                                          14,227,782
Shares of beneficial interest redeemed                                                     11,879,538
Dividends                                                                                   4,563,760
Distribution and service plan fees                                                          3,951,652
Transfer and shareholder servicing agent fees                                                 880,261
Shareholder communications                                                                    490,063
Trustees' compensation                                                                         98,160
Other                                                                                         167,238
                                                                                      ----------------
Total liabilities                                                                       1,170,818,383

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                            $ 6,580,824,030
                                                                                      ================

                     49 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                            $     1,540,672
------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                              7,562,563,922
------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                           (26,018,552)
------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions           (965,123,578)
------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                           7,861,566
                                                                                      ----------------
NET ASSETS                                                                            $ 6,580,824,030
                                                                                      ================

------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$4,099,786,715 and  960,324,483 shares of beneficial interest outstanding)                      $4.27
Maximum offering price per share (net asset value plus sales charge of 4.75%
of offering price)                                                                              $4.48
------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,478,907,843
and 345,157,263 shares of beneficial interest outstanding)                                      $4.28
------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $744,562,306
and 174,746,747 shares of beneficial interest outstanding)                                      $4.26
------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $41,270,331
and 9,660,759 shares of beneficial interest outstanding)                                        $4.27
------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $216,296,835 and 50,783,055 shares of beneficial interest outstanding)                $4.26

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     50 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004
---------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------
Interest                                                                 $ 176,383,066
---------------------------------------------------------------------------------------
Fee income                                                                   6,749,235
---------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $127,019)                     3,352,331
---------------------------------------------------------------------------------------
Portfolio lending fees                                                         452,831
                                                                         --------------
Total investment income                                                    186,937,463

---------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------
Management fees                                                             17,406,966
---------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                      4,954,229
Class B                                                                      7,942,243
Class C                                                                      3,628,086
Class N                                                                         86,802
---------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                      2,963,656
Class B                                                                        974,189
Class C                                                                        455,427
Class N                                                                         54,130
Class Y                                                                        914,124
---------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                        200,683
Class B                                                                         80,884
Class C                                                                         31,010
Class N                                                                          1,776
---------------------------------------------------------------------------------------
Custodian fees and expenses                                                    273,373
---------------------------------------------------------------------------------------
Trustees' compensation                                                          90,702
---------------------------------------------------------------------------------------
Other                                                                          421,840
                                                                         --------------
Total expenses                                                              40,480,120
Less reduction to custodian expenses                                           (24,550)
Less voluntary waiver of transfer and shareholder servicing agent fees:
Class A                                                                        (62,464)
Class B                                                                        (11,493)
Class C                                                                         (4,537)
Class N                                                                           (347)
Class Y                                                                       (508,361)
                                                                         --------------
Net expenses                                                                39,868,368

---------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                      147,069,095


                     51 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS   Unaudited / Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments (including premiums on options exercised)                    $  69,700,960
Closing of futures contracts                                               (13,781,424)
Closing and expiration of option contracts written                            (459,305)
Foreign currency transactions                                              158,521,673
                                                                         --------------
Net realized gain                                                          213,981,904
---------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                114,127,845
Translation of assets and liabilities denominated in foreign currencies    (13,492,233)
Futures contracts                                                          (17,742,512)
                                                                         --------------
Net change in unrealized appreciation (depreciation)                        82,893,100

---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $ 443,944,099
                                                                          =============

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     52 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   SIX MONTHS               YEAR
                                                                        ENDED              ENDED
                                                               MARCH 31, 2004      SEPTEMBER 30,
                                                                  (UNAUDITED)               2003
-------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------
Net investment income                                         $   147,069,095    $   387,022,687
-------------------------------------------------------------------------------------------------
Net realized gain (loss)                                          213,981,904       (178,426,068)
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               82,893,100        863,388,406
                                                              -----------------------------------
Net increase in net assets resulting from operations              443,944,099      1,071,985,025

-------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                           (94,647,949)      (228,607,620)
Class B                                                           (31,526,304)      (101,542,711)
Class C                                                           (14,431,808)       (35,917,109)
Class N                                                              (742,440)        (1,359,641)
Class Y                                                            (5,322,969)       (12,603,902)

-------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                            45,813,237        271,084,579
Class B                                                          (279,504,640)      (358,847,116)
Class C                                                            13,808,045         59,394,216
Class N                                                             9,645,676         12,050,473
Class Y                                                           (34,126,124)        65,509,777

-------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------
Total increase                                                     52,908,823        741,145,971
-------------------------------------------------------------------------------------------------
Beginning of period                                             6,527,915,207      5,786,769,236
                                                              -----------------------------------

End of period (including accumulated net investment loss of
$26,018,552 and $26,416,177, respectively)                    $ 6,580,824,030    $ 6,527,915,207
                                                              ===================================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     53 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SIX MONTHS                                                                   YEAR
                                                     ENDED                                                                  ENDED
                                            MARCH 31, 2004                                                              SEPT. 30,
CLASS A                                        (UNAUDITED)            2003            2002         2001         2000         1999
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $4.08           $3.64           $3.72        $4.18        $4.33        $4.59
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .10             .26             .32          .36          .43          .42
Net realized and unrealized gain (loss)                .19             .43            (.08)        (.43)        (.17)        (.29)
                                                     -------------------------------------------------------------------------------
Total from investment operations                       .29             .69             .24         (.07)         .26          .13
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                  (.10)           (.25)           (.30)        (.26)        (.41)        (.39)
Tax return of capital distribution                      --              --            (.02)        (.13)          --           --
                                                     -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.10)           (.25)           (.32)        (.39)        (.41)        (.39)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.27           $4.08           $3.64        $3.72        $4.18        $4.33
                                                     ===============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                    7.14%          19.59%           6.63%       (1.79)%       6.18%        2.91%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                  $4,099,787      $3,873,018      $3,202,825   $3,186,441   $3,431,763   $3,578,105
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $4,016,837      $3,521,307      $3,263,490   $3,349,859   $3,517,517   $3,798,380
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                 4.69%           6.60%           7.91%        8.90%        9.98%        9.34%
Total expenses                                        0.96% 3,4       0.95% 3         1.01% 3      0.93% 3      0.95% 3      0.94% 3
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 42%            104%            117%         209%         136%         172%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividend and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     54 | OPPENHEIMER STRATEGIC INCOME FUND

                                                SIX MONTHS                                                                   YEAR
                                                     ENDED                                                                  ENDED
                                            MARCH 31, 2004                                                              SEPT. 30,
CLASS B                                        (UNAUDITED)            2003            2002         2001         2000         1999
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $4.10           $3.66           $3.73        $4.19        $4.34        $4.61
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .08             .22             .28          .33          .39          .39
Net realized and unrealized gain (loss)                .18             .44            (.05)        (.43)        (.17)        (.30)
                                                     -------------------------------------------------------------------------------
Total from investment operations                       .26             .66             .23         (.10)         .22          .09
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                  (.08)           (.22)           (.28)        (.24)        (.37)        (.36)
Tax return of capital distribution                      --              --            (.02)        (.12)          --           --
                                                     -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.08)           (.22)           (.30)        (.36)        (.37)        (.36)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.28           $4.10          $3.66         $3.73        $4.19        $4.34
                                                     ===============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                    6.48%          18.62%           6.11%       (2.53)%       5.37%        1.92%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                  $1,478,908      $1,686,295      $1,847,182   $2,186,638   $2,581,391   $3,380,689
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $1,585,515      $1,757,152      $2,056,449   $2,394,886   $2,907,627   $3,838,145
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                 4.03%           5.92%           7.22%        8.14%        9.01%        8.55%
Total expenses                                        1.68% 3,4       1.68% 3         1.75% 3      1.68% 3      1.71% 3      1.69% 3
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 42%            104%            117%         209%         136%         172%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     55 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                SIX MONTHS                                                                   YEAR
                                                     ENDED                                                                  ENDED
                                            MARCH 31, 2004                                                              SEPT. 30,
CLASS C                                        (UNAUDITED)            2003            2002         2001         2000         1999
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $4.07           $3.64           $3.71        $4.17        $4.32        $4.59
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .08             .23             .29          .33          .39          .39
Net realized and unrealized gain (loss)                .19             .42            (.06)        (.43)        (.17)        (.30)
                                                     -------------------------------------------------------------------------------
Total from investment operations                       .27             .65             .23         (.10)         .22          .09
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                  (.08)           (.22)           (.28)        (.24)        (.37)        (.36)
Tax return of capital distribution                      --              --            (.02)        (.12)          --           --
                                                     -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.08)           (.22)           (.30)        (.36)        (.37)        (.36)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.26           $4.07           $3.64        $3.71        $4.17        $4.32
                                                     ===============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                    6.77%          18.45%           6.15%       (2.54)%       5.39%        1.92%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $744,562        $698,196        $568,487     $553,399     $548,332     $610,686
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $725,052        $623,598        $571,292     $554,279     $568,742     $650,197
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                 3.95%           5.85%           7.15%        8.15%        9.21%        8.58%
Total expenses                                        1.69% 3,4       1.69% 3         1.75% 3      1.68% 3      1.71% 3      1.69% 3
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 42%            104%            117%         209%         136%         172%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     56 | OPPENHEIMER STRATEGIC INCOME FUND

                                                   SIX MONTHS                                               YEAR
                                                        ENDED                                              ENDED
                                               MARCH 31, 2004                                          SEPT. 30,
CLASS N                                           (UNAUDITED)             2003             2002           2001 1
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $4.08            $3.65            $3.72            $4.13
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .08              .25              .30              .22
Net realized and unrealized gain (loss)                   .20              .42             (.05)            (.41)
                                                        ---------------------------------------------------------
Total from investment operations                          .28              .67              .25             (.19)
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                     (.09)            (.24)            (.30)            (.15)
Tax return of capital distribution                         --               --             (.02)            (.07)
                                                        -----------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.09)            (.24)            (.32)            (.22)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $4.27            $4.08            $3.65            $3.72
                                                        ===========================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       6.92%           18.82%            6.70%           (4.61)%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $41,270          $30,110          $15,508           $3,215
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $34,750          $22,627          $ 8,954           $1,348
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    4.15%            6.08%            7.07%            9.74%
Total expenses                                           1.37% 4,5        1.34% 4          1.22% 4          0.98% 4
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    42%             104%             117%             209%

1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distribu- tions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     57 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                           YEAR
                                                    ENDED                                                          ENDED
                                           MARCH 31, 2004                                                      SEPT. 30,
CLASS Y                                       (UNAUDITED)       2003        2002        2001        2000            1999
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $4.07      $3.64       $3.71       $4.17       $4.32           $4.59
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .10        .26         .32         .36         .46             .44
Net realized and unrealized gain (loss)               .19        .42        (.06)       (.42)       (.19)           (.30)
                                                    ------------------------------------------------------------------------
Total from investment operations                      .29        .68         .26        (.06)        .27             .14
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.10)      (.25)       (.31)       (.26)       (.42)           (.41)
Tax return of capital distribution                     --         --        (.02)       (.14)         --              --
                                                    ------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (.10)      (.25)       (.33)       (.40)       (.42)           (.41)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $4.26      $4.07       $3.64       $3.71       $4.17           $4.32
                                                    ========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                   7.18%     19.33%       7.06%      (1.58)%      6.55%           3.07%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $216,297   $240,296    $152,767    $103,858     $75,748         $48,566
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $223,398   $194,308    $127,992    $ 94,400     $57,127         $32,310
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                4.81%      6.57%       7.86%       9.09%      11.39%          10.16%
Total expenses                                       1.37%      1.41%       1.74%       1.35%       0.83%           0.57%
Expenses after expense reimbursement
or fee waiver and reduction to
custodian expenses                                   0.91%      0.91%       0.90%       0.78%        N/A 3           N/A 3
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                42%       104%        117%        209%        136%            172%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     58 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Strategic Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high current income by investing mainly in debt securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in foreign currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The Fund also invests in "index-linked" notes whose principal and/or interest payments depend on the performance of an underlying index. The structured notes are leveraged,


                     59 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

increasing the volatility of each note's market value relative to the change in the underlying foreign currency exchange rate or underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of March 31, 2004, the market value of these securities comprised 10.8% of the Fund's net assets and resulted in unrealized gains of $6,825,929. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a when issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such purchases while remaining substantially fully invested. As of March 31, 2004, the Fund had entered into net when issued commitments of $666,099,620.

      In connection with its ability to purchase securities on a when issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as fee income or realized gain (loss) on investments.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2004, securities with an aggregate market value of $99,045,029, representing 1.51% of the Fund's net assets, were in default.


                     60 | OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily due to the recognition of paydown gains and losses as capital gain or loss for tax purposes and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of March 31, 2004, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $916,565,301 expiring by 2011. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year,


                     61 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2004 and the year ended September 30, 2003, the Fund used $213,981,904 and $0, respectively, of carryforward to offset capital gains realized.

As of September 30, 2003, the Fund had available for federal income tax purposes post-October losses of 108,416,056 and unused capital loss carryforwards as follows:

                              Expiring
                              ---------------------------
                              2004         $  114,650,580
                              2007             16,381,920
                              2008            358,683,799
                              2009             52,578,252
                              2010            185,647,798
                              2011            294,188,800
                                           --------------
                              Total        $1,022,131,149
                                           ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make


                     62 | OPPENHEIMER STRATEGIC INCOME FUND
estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                          SIX MONTHS ENDED MARCH 31, 2004      YEAR ENDED SEPTEMBER 30, 2003
                                 SHARES            AMOUNT           SHARES            AMOUNT
---------------------------------------------------------------------------------------------
CLASS A
Sold                        124,543,295     $ 521,443,738      239,075,415     $ 920,837,843
Dividends and/or
distributions reinvested     15,451,763        64,833,972       39,925,641       153,907,293
Redeemed                   (128,818,599)     (540,464,473)    (208,815,336)     (803,660,557)
                           ------------------------------------------------------------------
Net increase                 11,176,459     $  45,813,237       70,185,720     $ 271,084,579
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS B
Sold                         20,117,349     $  84,395,650       63,952,473     $ 246,602,223
Dividends and/or
distributions reinvested      4,634,601        19,494,602       15,896,757        61,263,462
Redeemed                    (91,370,524)     (383,394,892)    (173,280,500)     (666,712,801)
                           ------------------------------------------------------------------
Net decrease                (66,618,574)    $(279,504,640)     (93,431,270)    $(358,847,116)
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS C
Sold                         20,794,627     $  86,945,226       44,468,531     $ 171,414,411
Dividends and/or
distributions reinvested      2,413,113        10,100,968        6,320,901        24,316,496
Redeemed                    (19,890,711)      (83,238,149)     (35,649,094)     (136,336,691)
                           ------------------------------------------------------------------
Net increase                  3,317,029     $  13,808,045       15,140,338     $  59,394,216
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS N
Sold                          3,339,610     $  14,053,420        4,309,056     $  16,669,277
Dividends and/or
distributions reinvested        166,082           697,680          334,213         1,294,796
Redeemed                     (1,218,546)       (5,105,424)      (1,522,702)       (5,913,600)
                           ------------------------------------------------------------------
Net increase                  2,287,146     $   9,645,676        3,120,567     $  12,050,473
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS Y
Sold                         12,300,469     $  51,416,552       41,339,112     $ 159,458,161
Dividends and/or
distributions reinvested        918,051         3,837,796        2,467,304         9,527,352
Redeemed                    (21,451,044)      (89,380,472)     (26,811,939)     (103,475,736)
                           ------------------------------------------------------------------
Net increase (decrease)      (8,232,524)    $ (34,126,124)      16,994,477     $  65,509,777
                            =================================================================


                     63 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2004, were $2,352,808,416 and $2,940,540,977, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million, and 0.50% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2004, the Fund paid $4,794,165 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual


                     64 | OPPENHEIMER STRATEGIC INCOME FUND
asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2004 for Class B, Class C and Class N shares were $98,319,670, $20,040,615 and $681,110, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                           CLASS A           CLASS B           CLASS C           CLASS N
                         CLASS A        CONTINGENT        CONTINGENT        CONTINGENT        CONTINGENT
                       FRONT-END          DEFERRED          DEFERRED          DEFERRED          DEFERRED
                   SALES CHARGES     SALES CHARGES     SALES CHARGES     SALES CHARGES     SALES CHARGES
 SIX MONTHS          RETAINED BY       RETAINED BY       RETAINED BY       RETAINED BY       RETAINED BY
 ENDED               DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR
--------------------------------------------------------------------------------------------------------
 March 31, 2004         $941,872           $11,991        $2,052,375           $60,303            $6,604

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.


                     65 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

As of March 31, 2004, the Fund had outstanding foreign currency contracts as follows:


                                                                        VALUATION
                                                         CONTRACT           AS OF
                                      EXPIRATION           AMOUNT       MARCH 31,     UNREALIZED    UNREALIZED
CONTRACT DESCRIPTION                       DATES           (000S)            2004   APPRECIATION  DEPRECIATION
---------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso [ARP]              5/28/04-8/2/04        70,821ARP    $ 24,648,567     $1,672,303    $       --
Australian Dollar [AUD]                  4/14/04        28,000AUD      21,339,754        464,914            --
Brazilian Real [BRR]             1/24/05-1/26/05       108,650BRR      33,651,877             --       548,846
British Pound
Sterling [GBP]                           4/14/04        11,000GBP      20,191,036        253,536            --
Euro [EUR]                               7/15/04        25,180EUR      30,865,006             --     1,000,546
Indonesia Rupiah [IDR]                   9/24/04    33,160,000IDR       3,872,259        103,221            --
Japanese Yen [JPY]               5/12/04-4/01/05    80,860,960JPY     494,961,806     14,452,180            --
New Taiwan
Dollar [TWD]                             9/24/04       451,260TWD      13,842,762        109,956            --
New Zealand
Dollar [NZD]                             4/14/04        31,415NZD      20,879,062        442,034            --
Peruvian New Sol [PEN]                   4/16/04        14,682PEN       4,241,338         11,901            --
Polish Zloty [PLZ]                       6/11/04        65,076PLZ      16,699,265         40,564            --
South Korean
Won [KRW]                                9/24/04    11,988,000KRW      10,312,185         89,185            --
                                                                                      ------------------------
                                                                                      17,639,794     1,549,392
                                                                                      ------------------------
CONTRACTS TO SELL
Argentine Peso [ARP]                      4/7/04        11,229ARP       3,934,647             --        39,920
British Pound
Sterling [GBP]                    6/15/04-9/9/04        14,980GBP      27,201,030        103,754            --
Canadian Dollar [CAD]                    8/23/04        20,695CAD      15,686,457             --       295,835
Colombian Peso [COP]                     4/26/04    22,592,400COP       8,406,112          8,189            --
Euro [EUR]                       4/13/04-6/23/04       339,620EUR     416,549,591        458,679     1,573,254
Indonesia Rupiah [IDR]                   6/18/04    87,327,737IDR      10,197,697             --       294,347
Japanese Yen [JPY]               4/14/04-3/22/05     3,595,000JPY      34,726,669             --       710,557
Swiss Franc [CHF]                        4/14/04        28,000CHF      22,109,968             --       285,607
                                                                                      ------------------------
                                                                                          570,622    3,199,520
                                                                                      ------------------------
Total unrealized appreciation and depreciation                                        $18,210,416   $4,748,912
                                                                                      ========================

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or protection from changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.


                     66 | OPPENHEIMER STRATEGIC INCOME FUND

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2004, the Fund had outstanding futures contracts as follows:

                                                                                            UNREALIZED
                                     EXPIRATION     NUMBER OF       VALUATION AS OF       APPRECIATION
CONTRACT DESCRIPTION                      DATES     CONTRACTS        MARCH 31, 2004      (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Euro-Bundesobligation                    6/8/04           132          $ 18,828,269        $   121,641
NASDAQ 100 Index                        6/17/04           132            19,027,800            165,788
Nikkei 225 Index                        6/10/04            27             1,587,600             73,797
U.S. Long Bonds                         6/21/04         1,621           184,895,313          2,901,823
U.S. Treasury Nts., 10 yr               6/21/04         1,740           200,806,875            939,934
                                                                                           ------------
                                                                                             4,202,983
                                                                                           ------------
CONTRACTS TO SELL
DAX Index                               6/18/04           186            22,157,524             76,287
FTSE 100 Index                          6/18/04            13             1,050,534             13,645
Japan (Government of) Bonds, 10 yr.     6/10/04            84           111,060,701            686,028
MIB 30 Index                            6/18/04           136            22,390,456           (132,889)
Standard & Poor's 500 E-Mini            6/18/04           226            12,712,500           (235,322)
Standard & Poor's 500 Index             6/17/04           369           103,772,025           (872,827)
U.S. Treasury Nts., 2 yr                6/30/04           752           161,809,250           (606,288)
U.S. Treasury Nts., 5 yr                6/21/04         1,944           220,765,500         (1,132,944)
United Kingdom Long Gilt                6/28/04            25             4,998,952            (10,929)
                                                                                           ------------
                                                                                            (2,215,239)
                                                                                           ------------
                                                                                           $ 1,987,744
                                                                                           ============


                     67 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended March 31, 2004 was as follows:

                                                   CALL OPTIONS                              PUT OPTIONS
                               --------------------------------       ----------------------------------
                                   PRINCIPAL/                              PRINCIPAL/
                                    NUMBER OF         AMOUNT OF             NUMBER OF         AMOUNT OF
                                    CONTRACTS          PREMIUMS             CONTRACTS          PREMIUMS
--------------------------------------------------------------------------------------------------------
Options outstanding as of
September 30, 2003             31,328,426,104        $5,007,567         9,711,600,000        $1,846,057
Options written                            --                --         7,130,000,000           995,631
Options closed or expired         (27,586,104)         (502,503)           (8,600,000)          (34,830)
Options exercised             (31,216,280,000)       (3,326,645)                   --                --
                              --------------------------------------------------------------------------
Options outstanding as of
March 31, 2004                     84,560,000        $1,178,419        16,833,000,000        $2,806,858
                              ==========================================================================


                     68 | OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
8. INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement.

      Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of March 31, 2004, the Fund had entered into the following interest rate swap agreements:

                                                    FLOATING RATE
                                  RATE PAID BY        RECEIVED BY
                                   THE FUND AT        THE FUND AT
SWAP                 NOTIONAL        MARCH 31,          MARCH 31,       FLOATING    TERMINATION        UNREALIZED
COUNTERPARTY           AMOUNT             2004               2004     RATE INDEX          DATES      DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
Deutsche                                                             Three-Month
Bank AG        $   43,910,000           3.1025%              1.12%    LIBOR Flat         3/4/08       $   401,180
JPMorgan                                                             Three-Month
Chase Bank         22,120,000            3.052               1.11     LIBOR Flat        3/10/08           155,482
JPMorgan                                                               Six-Month
Chase Bank         11,025,000EUR         3.135              2.081     LIBOR flat        7/14/08            38,978
JPMorgan                                                               Six-Month
Chase Bank      3,075,000,000HUF          9.13               7.00     LIBOR flat        7/14/08           998,759
JPMorgan                                                             Three-Month
Chase Bank        253,000,000             2.32               1.17     LIBOR Flat       11/10/05         3,216,100
JPMorgan                                                             Three-Month
Chase Bank        430,800,000             3.82               1.17     LIBOR Flat       11/10/08        14,359,999
                                                                                                      -----------
                                                                                                      $19,170,498
                                                                                                      ===========

Index abbreviation:
LIBOR  London-Interbank Offered Rate

--------------------------------------------------------------------------------
9. CREDIT SWAP CONTRACTS

The Fund may enter into a credit swap transaction to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement. Credit swaps are subject to credit risks (if the


                     69 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. CREDIT SWAP CONTRACTS Continued

counterparty fails to meet its obligations). The Fund pays an annual interest fee on the notional amount in exchange for the counterparty paying in a potential credit event.

During the six months ended March 31, 2004, the Fund entered into transactions to hedge credit risk. Information regarding the credit swaps is as follows:

                                                                                                   UNREALIZED
                                         EXPIRATION           NOTIONAL    VALUATION AS OF        APPRECIATION
CONTRACT DESCRIPTION                          DATES             AMOUNT     MARCH 31, 2004       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, Indonesia
(Republic of) Credit Bonds                  1/15/09        609,375,000INR   $     (63,916)      $     (63,916)
Deutsche Bank AG, Peru
(Republic of) Credit Bonds                 10/20/08          8,300,000             30,114              30,114
Deutsche Bank AG, Philippines
(Republic of) 5 yr. Credit Nts.             7/25/08         15,770,000           (317,041)           (317,041)
Deutsche Bank AG, Philippines
(Republic of) 10 yr. Credit Bonds           7/25/13         15,770,000            518,455             518,455
Deutsche Bank AG, Russia
Federation Credit Bonds                     9/20/13         18,125,000           (657,636)           (657,636)
Deutsche Bank AG, Russia
Federation Credit Bonds                     9/10/13         14,745,000           (481,527)           (481,527)
Deutsche Bank AG, Russia
Federation Credit Bonds                    10/30/13         29,885,000           (987,891)           (987,891)
Deutsche Bank AG, Turkey
(Republic of ) Credit Bonds                 9/20/10          8,405,000         (1,129,023)         (1,129,023)
Deutsche Bank AG, Turkey
(Republic of ) Credit Bonds                10/10/13          7,450,000           (737,104)           (737,104)
Deutsche Bank AG, United
Mexican States Credit Bonds                 9/20/13         14,505,000           (484,973)           (484,973)
JPMorgan Chase Bank, Hungary
(Republic of) Credit Bonds                  12/2/13         21,410,000            342,560             342,560
JPMorgan Chase Bank, Jordan
(Kingdom of) Credit Nts.                     6/6/06          4,350,000              7,104               7,104
JPMorgan Chase Bank, Peru
(Republic of) Credit Bonds                  9/20/08         17,610,000           (881,455)           (881,455)
JPMorgan Chase Bank, Peru
(Republic of) Credit Bonds                  9/20/08         10,000,000           (600,425)           (600,425)
JPMorgan Chase Bank, Peru
(Republic of) Credit Bonds                  9/20/08          8,805,000           (458,317)           (458,317)
JPMorgan Chase Bank, Peru
(Republic of) Credit Bonds                 12/20/13         17,460,000            536,895             536,895
JPMorgan Chase Bank, Russian
Federation Credit Bonds                     10/9/13          8,060,000             51,282              51,282
JPMorgan Chase Bank, Russian
Federation Credit Bonds                    11/19/13         25,735,000         (1,080,870)         (1,080,870)
JPMorgan Chase Bank, TRAC-X
Emerging Markets Credit Nts. 1             12/20/08         10,025,000           (436,258)           (436,258)
JPMorgan Chase Bank, Turkey
(Republic of) Credit Bonds                  2/16/06         15,475,000           (278,550)           (278,550)


                     70 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                    UNREALIZED
                                         EXPIRATION          NOTIONAL    VALUATION AS OF          APPRECIATION
CONTRACT DESCRIPTION                          DATES            AMOUNT     MARCH 31, 2004        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank, Venezuela
(Republic of) Credit Bonds                  2/20/14       $12,850,000         $(887,744)          $  (887,744)
JPMorgan Chase Bank, Venezuela
(Republic of) Credit Bonds                 12/20/06        22,000,000          (668,800)             (668,800)
                                                                                                  ------------
                                                                                                  $(8,665,120)
                                                                                                  ============

1. Comprised of emerging markets credit default swaps of which the underlying is comprised of a pool of emerging market entities and associated benchmark obligations. The Fund received a premium and is obligated to pay a rate that resets every six months primarily based upon default by an emerging market entity within the pool.

--------------------------------------------------------------------------------
10. SWAPTION TRANSACTIONS

The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities.

As of March 31, 2004, the Fund had entered into the following swaption contracts:

                           CONTRACTS         EXPIRATION           EXERCISE           PREMIUM     MARKET VALUE
SWAPTIONS            SUBJECT TO CALL               DATE              PRICE          RECEIVED       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
Deutsche Bank AG          44,445,000            5/17/04              2.825%         $395,561          $61,165

--------------------------------------------------------------------------------
11. ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of March 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of March 31, 2004 was $471,076,166, which represents 7.16% of the Fund's net assets, of which $279,559 is considered restricted. Information concerning restricted securities and currency is as follows:


                     71 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
11. ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY Continued

                                                                                           UNREALIZED
                                 ACQUISITION                       VALUATION AS OF       APPRECIATION
SECURITY                               DATES           COST         MARCH 31, 2004      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Geotek Communications, Inc.
Liquidating Trust                     4/6/00       $     --               $     --           $     --
Geotek Communications, Inc.
Series B, Escrow Shares               1/4/01          2,500                     --             (2,500)
Real Time Data Co. Wts.,
Exp. 5/31/04                         6/30/99         22,515                     --            (22,515)

CURRENCY
Argentine Peso                       3/17/04        275,695                279,559              3,864

--------------------------------------------------------------------------------
12. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. As of March 31, 2004, the Fund had on loan securities valued at approximately $308,299,000. Cash of $314,320,934 was received as collateral for the loans, and has been invested in approved instruments.

--------------------------------------------------------------------------------
13. BORROWING AND LENDING ARRANGEMENTS

The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund


                     72 | OPPENHEIMER STRATEGIC INCOME FUND
might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.

      The Fund had no interfund borrowings or loans outstanding during the six months ended or at March 31, 2004.

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


                     73 | OPPENHEIMER STRATEGIC INCOME FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of March 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)